UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,233,969)
Angola (Rep of) 9.500%, 11/12/2025		890,000	$743,328	0.15
Puma International Financing S.A. 6.750%, 02/01/2021		520,000	481,280	0.10
			1,224,608	0.25
Argentina (Cost $2,102,322)
Argentina (Rep of) 8.750%, 06/02/2017(2)		92,040	104,005	0.02
Argentina (Rep of) 8.280%, 12/31/2033(2)		452,658	497,425	0.10
Argentina (Rep of), FRN 2.500%, 12/31/2038(2)		2,927,446	1,787,206	0.36
			2,388,636	0.48
Azerbaijan (Cost $3,756,428)
Azerbaijan (Rep of) 4.750%, 03/18/2024		520,000	464,100	0.10
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		2,250,000	1,846,710	0.37
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/2030		1,040,000	851,240	0.17
			3,162,050	0.64
Bangladesh (Cost $942,423)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		930,000	934,650	0.19
			934,650	0.19
Barbados (Cost $1,326,646)
Columbus International, Inc. 7.375%, 03/30/2021		1,250,000	1,253,125	0.25
			1,253,125	0.25
Belarus (Cost $4,380,435)
Belarus (Rep of) 8.950%, 01/26/2018		4,650,000	4,765,459	0.96
			4,765,459	0.96
Bolivia (Cost $1,603,997)
Bolivian (Rep of) 4.875%, 10/29/2022		880,000	906,400	0.18
Bolivian (Rep of) 5.950%, 08/22/2023		660,000	721,050	0.15
			1,627,450	0.33
Brazil (Cost $65,595,591)
Banco do Brasil S.A. 3.875%, 10/10/2022		200,000	162,500	0.03
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		1,310,000	1,293,625	0.26
Brazil (Rep of) 4.875%, 01/22/2021		522,000	498,510	0.10
Brazil (Rep of) 2.625%, 01/05/2023		680,000	537,200	0.11
Brazil (Rep of) 8.875%, 04/15/2024		220,000	244,750	0.05
Brazil (Rep of) 4.250%, 01/07/2025		1,791,000	1,501,754	0.30
Brazil (Rep of) 8.250%, 01/20/2034		316,000	319,160	0.06
Brazil (Rep of) 7.125%, 01/20/2037		1,071,000	969,255	0.19
Brazil (Rep of) 5.625%, 01/07/2041		398,000	298,500	0.06
Brazil (Rep of) 5.000%, 01/27/2045		1,552,000	1,067,000	0.21
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2017(3)	BRL	10,101,000	2,232,026	0.45
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2018(3)	BRL	49,916,000	9,562,836	1.93
Brazil Letras do Tesouro Nacional 0.000%, 07/01/2018(3)	BRL	37,286,000	6,611,194	1.33
Brazil Letras do Tesouro Nacional 0.000%, 01/01/2019(3)	BRL	40,415,000	6,643,649	1.34
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	136,000	28,195	0.01
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	5,241,000	1,009,501	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	28,693,000	$5,250,534	1.06
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	1,300,000	255,365	0.05
Marfrig Holdings Europe B.V. 8.375%, 05/09/2018		2,325,000	2,232,000	0.45
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		980,000	880,775	0.18
Marfrig Overseas Ltd. 9.500%, 05/04/2020		760,000	739,100	0.15
Minerva Luxembourg S.A. 12.250%, 02/10/2022		1,400,000	1,415,750	0.28
Odebrecht Drilling Norbe VIII/IX Ltd. 6.350%, 06/30/2021		715,920	257,731	0.05
Oi Brasil Holdings Cooperatief UA 5.750%, 02/10/2022		600,000	261,000	0.05
Oi S.A. 9.750%, 09/15/2016	BRL	300,000	48,902	0.01
Petrobras Global Finance B.V. 5.875%, 03/01/2018		684,000	596,462	0.12
Petrobras Global Finance B.V. 3.000%, 01/15/2019		765,000	581,400	0.12
Petrobras Global Finance B.V. 7.875%, 03/15/2019		382,000	327,909	0.07
Petrobras Global Finance B.V. 5.750%, 01/20/2020		2,080,000	1,634,776	0.33
Petrobras Global Finance B.V. 5.375%, 01/27/2021		2,255,000	1,694,069	0.34
Petrobras Global Finance B.V. 6.250%, 03/17/2024		1,676,000	1,212,586	0.24
Petrobras Global Finance B.V. 6.875%, 01/20/2040		2,735,000	1,732,486	0.35
Petrobras Global Finance B.V. 6.850%, 06/05/2115		420,000	265,650	0.05
Portugal Telecom International Finance B.V. 6.250%, 07/26/2016	EUR	270,000	274,204	0.06
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		2,136,532	1,367,380	0.28
QGOG Constellation S.A. 6.250%, 11/09/2019		2,030,000	771,400	0.16
Vale Overseas Ltd. 5.625%, 09/15/2019		1,001,000	881,881	0.18
Vale Overseas Ltd. 4.625%, 09/15/2020		1,360,000	1,086,300	0.22
Vale Overseas Ltd. 4.375%, 01/11/2022		576,000	400,320	0.08
			57,147,635	11.51
Chile (Cost $4,967,564)
Banco del Estado de Chile 4.125%, 10/07/2020		330,000	344,038	0.07
Banco del Estado de Chile 3.875%, 02/08/2022		160,000	161,147	0.03
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	74,546	0.02
Chile (Rep of) 5.500%, 08/05/2020	CLP	280,000,000	400,336	0.08
Chile (Rep of) 3.125%, 01/21/2026		417,000	410,745	0.08
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		500,000	499,470	0.10
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		630,000	616,364	0.12
Corp. Nacional del Cobre de Chile 4.875%, 11/04/2044		700,000	585,209	0.12
Empresa Nacional del Petroleo 5.250%, 08/10/2020		694,000	722,256	0.15
VTR Finance B.V. 6.875%, 01/15/2024		685,000	638,763	0.13
			4,452,874	0.90
China (Cost $21,178,767)
Amber Circle Funding Ltd. 3.250%, 12/04/2022		572,000	583,407	0.12
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		680,000	716,553	0.14
China SCE Property Holdings Ltd. 10.000%, 07/02/2020		265,000	280,364	0.06
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		806,000	860,882	0.17
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(4)		138,547	111,530	0.02
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(5)(6)(7)		1,975,424	—	—
Favor Sea Ltd. 11.750%, 02/04/2019		690,000	572,700	0.12
ICBC Standard Bank PLC 8.125%, 12/02/2019		375,000	388,710	0.08
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018(2)		1,529,000	1,062,655	0.21
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		550,000	371,250	0.07
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		1,285,000	875,817	0.18
KWG Property Holding Ltd. 8.975%, 01/14/2019		500,000	518,030	0.10
MIE Holdings Corp. 6.875%, 02/06/2018		395,000	132,325	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
MIE Holdings Corp. 7.500%, 04/25/2019		2,530,000	$797,426	0.16
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		4,172,000	4,410,730	0.89
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		1,220,000	1,500,297	0.30
Sino-Forest Corp. 5.000%, 08/01/2013(5)(6)(7)		276,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(5)(6)(7)		256,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(5)(6)(7)		704,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(5)(6)(7)		628,000	—	—
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,135,000	1,190,275	0.24
Times Property Holdings Ltd. 12.625%, 03/21/2019		1,325,000	1,463,993	0.30
Trillion Chance Ltd. 8.500%, 01/10/2019		530,000	542,685	0.11
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		550,000	437,250	0.09
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		920,000	940,423	0.19
			17,757,302	3.58
Colombia (Cost $35,023,019)
Colombia (Rep of) 7.375%, 03/18/2019		1,650,000	1,835,625	0.37
Colombia (Rep of) 11.750%, 02/25/2020		495,000	633,600	0.13
Colombia (Rep of) 4.000%, 02/26/2024		730,000	686,200	0.14
Colombia (Rep of) 8.125%, 05/21/2024		488,000	574,620	0.12
Colombia (Rep of) 7.375%, 09/18/2037		2,955,000	3,110,137	0.63
Colombia (Rep of) 6.125%, 01/18/2041		1,892,000	1,759,560	0.35
Colombia (Rep of) 5.625%, 02/26/2044		1,770,000	1,544,325	0.31
Colombia (Rep of) 5.000%, 06/15/2045		1,117,000	913,148	0.18
Colombian TES 7.250%, 06/15/2016	COP	2,277,500,000	695,764	0.14
Colombian TES 7.000%, 09/11/2019	COP	3,666,000,000	1,089,277	0.22
Colombian TES 10.000%, 07/24/2024	COP	7,539,900,000	2,482,712	0.50
Colombian TES 7.500%, 08/26/2026	COP	3,421,700,000	940,984	0.19
Colombian TES 6.000%, 04/28/2028	COP	8,858,600,000	2,075,287	0.42
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	352,993	0.07
Millicom International Cellular S.A. 6.625%, 10/15/2021		800,000	712,000	0.14
Millicom International Cellular S.A. 6.000%, 03/15/2025		700,000	594,930	0.12
Pacific Exploration and Production Corp. 5.375%, 01/26/2019		2,050,000	246,164	0.05
Pacific Exploration and Production Corp. 7.250%, 12/12/2021		2,500,000	312,500	0.06
Pacific Exploration and Production Corp. 5.125%, 03/28/2023		1,360,000	162,520	0.03
Pacific Exploration and Production Corp. 5.625%, 01/19/2025		5,587,000	670,663	0.14
			21,393,009	4.31
Costa Rica (Cost $3,424,704)
Costa Rica (Rep of) 4.250%, 01/26/2023		1,707,000	1,506,427	0.30
Costa Rica (Rep of) 4.375%, 04/30/2025		450,000	380,250	0.08
Costa Rica (Rep of) 5.625%, 04/30/2043		660,000	473,550	0.10
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	196,250	0.04
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		700,000	504,000	0.10
			3,060,477	0.62
Croatia (Cost $6,782,823)
Croatia (Rep of) 6.250%, 04/27/2017		580,000	603,142	0.12
Croatia (Rep of) 6.750%, 11/05/2019		950,000	1,034,645	0.21
Croatia (Rep of) 6.625%, 07/14/2020		2,725,000	2,972,975	0.60
Croatia (Rep of) 6.375%, 03/24/2021		659,000	714,356	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Croatia - (continued)
Croatia (Rep of) 6.000%, 01/26/2024		1,410,000	$1,515,397	0.31
			6,840,515	1.38
Czech Republic (Cost $2,024,343)
New World Resources N.V. 8.000%, 04/07/2020(4)	EUR	1,666,668	72,220	0.01
New World Resources N.V. 4.000%, 10/07/2020(4)	EUR	619,932	3,358	—
			75,578	0.01
Dominican Republic (Cost $10,837,554)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		1,960,000	2,055,550	0.41
Dominican (Rep of) 7.500%, 05/06/2021		1,623,000	1,716,323	0.35
Dominican (Rep of) 6.600%, 01/28/2024		640,000	644,800	0.13
Dominican (Rep of) 5.875%, 04/18/2024		2,679,000	2,585,235	0.52
Dominican (Rep of) 5.500%, 01/27/2025		1,010,000	949,400	0.19
Dominican (Rep of) 6.875%, 01/29/2026(5)		1,110,000	1,123,875	0.23
Dominican (Rep of) 7.450%, 04/30/2044		720,000	694,800	0.14
Dominican (Rep of) 6.850%, 01/27/2045		680,000	620,500	0.12
			10,390,483	2.09
Ecuador (Cost $13,396,097)
Ecuador (Rep of) 10.500%, 03/24/2020		3,360,000	2,486,400	0.50
Ecuador (Rep of) 7.950%, 06/20/2024		4,630,000	3,206,275	0.65
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.224%, 09/24/2019		6,751,579	5,215,595	1.05
			10,908,270	2.20
Egypt (Cost $1,576,268)
Egypt (Rep of) 5.750%, 04/29/2020		712,000	707,728	0.15
Egypt (Rep of) 5.875%, 06/11/2025		310,000	258,520	0.05
Egypt (Rep of) 6.875%, 04/30/2040		505,000	401,839	0.08
			1,368,087	0.28
El Salvador (Cost $3,301,452)
El Salvador (Rep of) 7.375%, 12/01/2019		760,000	732,450	0.15
El Salvador (Rep of) 5.875%, 01/30/2025		910,000	723,450	0.15
El Salvador (Rep of) 6.375%, 01/18/2027		270,000	214,650	0.04
El Salvador (Rep of) 8.250%, 04/10/2032		465,000	405,712	0.08
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	118,125	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		610,000	473,513	0.10
			2,667,900	0.54
Ethiopia (Cost $1,528,256)
Ethiopia (Rep of) 6.625%, 12/11/2024		1,560,000	1,341,912	0.27
			1,341,912	0.27
Gabon (Cost $4,053,838)
Gabon (Rep of) 6.375%, 12/12/2024		4,040,700	3,109,642	0.63
			3,109,642	0.63
Georgia (Cost $1,483,933)
Georgia (Rep of) 6.875%, 04/12/2021		660,000	683,126	0.14
Georgian Railway JSC 7.750%, 07/11/2022		700,000	707,000	0.14
			1,390,126	0.28
Guatemala (Cost $2,438,212)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		1,140,000	912,000	0.18
Guatemala (Rep of) 4.875%, 02/13/2028		1,197,000	1,131,165	0.23
			2,043,165	0.41
Hong Kong (Cost $765,382)
CFG Investment S.A.C. 9.750%, 07/30/2019		366,000	248,880	0.05

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hong Kong - (continued)
Noble Group Ltd. 6.750%, 01/29/2020		545,000	$282,719	0.06
			531,599	0.11
Hungary (Cost $13,638,422)
Hungary (Rep of) 4.125%, 02/19/2018		1,418,000	1,470,432	0.30
Hungary (Rep of) 6.250%, 01/29/2020		910,000	1,012,375	0.20
Hungary (Rep of) 5.375%, 02/21/2023		2,190,000	2,394,108	0.48
Hungary (Rep of) 5.750%, 11/22/2023		2,834,000	3,177,855	0.64
Hungary (Rep of) 5.375%, 03/25/2024		1,180,000	1,299,959	0.26
Hungary (Rep of) 5.500%, 06/24/2025	HUF	389,020,000	1,609,453	0.33
Hungary (Rep of) 7.625%, 03/29/2041		2,150,000	2,932,062	0.59
			13,896,244	2.80
India (Cost $1,921,481)
Export-Import Bank of India 4.000%, 08/07/2017		400,000	409,800	0.08
Export-Import Bank of India 4.000%, 01/14/2023		528,000	538,173	0.11
Vedanta Resources PLC 6.750%, 06/07/2016		420,000	407,394	0.08
Vedanta Resources PLC 8.250%, 06/07/2021		285,000	162,892	0.04
Vedanta Resources PLC 7.125%, 05/31/2023		360,000	198,900	0.04
			1,717,159	0.35
Indonesia (Cost $18,142,449)
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		2,218,000	598,860	0.12
Enercoal Resources Pte. Ltd. 6.000%, 04/07/2018		200,000	29,000	—
Golden Legacy Pte. Ltd. 9.000%, 04/24/2019		500,000	480,082	0.10
Indo Energy Finance II B.V. 6.375%, 01/24/2023		1,457,000	477,781	0.10
Indonesia (Rep of) 6.875%, 01/17/2018		819,000	891,160	0.18
Indonesia (Rep of) 11.625%, 03/04/2019		1,220,000	1,532,610	0.31
Indonesia (Rep of) 5.875%, 03/13/2020		344,000	377,510	0.07
Indonesia (Rep of) 4.875%, 05/05/2021		720,000	760,455	0.15
Indonesia (Rep of) 5.625%, 05/15/2023	IDR	6,128,000,000	377,611	0.08
Indonesia (Rep of) 4.125%, 01/15/2025		470,000	461,737	0.09
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	496,000,000	36,584	0.01
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	809,000,000	51,873	0.01
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	2,121,000,000	158,567	0.03
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	14,939,000,000	1,107,816	0.22
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	11,281,000,000	799,705	0.16
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	19,066,000,000	1,348,945	0.27
Indonesia (Rep of) 7.750%, 01/17/2038		280,000	333,550	0.07
Indonesia (Rep of) 5.125%, 01/15/2045		930,000	876,544	0.18
Indonesia (Rep of) 5.950%, 01/08/2046(5)		367,000	379,820	0.08
Majapahit Holding B.V. 8.000%, 08/07/2019		570,000	638,970	0.13
Majapahit Holding B.V. 7.750%, 01/20/2020		770,000	859,320	0.17
Pertamina Persero PT 6.000%, 05/03/2042		469,000	382,359	0.08
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		1,860,000	1,890,225	0.38
Perusahaan Penerbit SBSN Indonesia III 6.125%, 03/15/2019		690,000	754,863	0.15
Perusahaan Penerbit SBSN Indonesia III 4.325%, 05/28/2025		508,000	495,129	0.10
			16,101,076	3.24
Iraq (Cost $1,107,745)
Iraq (Rep of) 5.800%, 01/15/2028		1,280,000	808,832	0.16
			808,832	0.16
Ivory Coast (Cost $10,725,914)
Ivory Coast (Rep of) 5.375%, 07/23/2024		1,266,000	1,091,444	0.22
Ivory Coast (Rep of) 6.375%, 03/03/2028		596,000	525,124	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ivory Coast - (continued)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		9,244,000	$8,013,993	1.61
			9,630,561	1.94
Jamaica (Cost $10,305,286)
Digicel Group Ltd. 8.250%, 09/30/2020		6,350,000	5,136,356	1.03
Digicel Group Ltd. 7.125%, 04/01/2022		1,505,000	1,121,978	0.23
Digicel Ltd. 6.000%, 04/15/2021		1,700,000	1,481,125	0.30
Jamaica (Rep of) 7.875%, 07/28/2045		700,000	672,000	0.13
			8,411,459	1.69
Jordan (Cost $323,356)
Jordan (Rep of) 6.125%, 01/29/2026		320,000	324,804	0.06
			324,804	0.06
Kazakhstan (Cost $27,376,521)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		1,703,000	1,464,921	0.29
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		595,000	595,178	0.12
KazAgro National Management Holding JSC 4.625%, 05/24/2023		1,100,000	891,000	0.18
Kazakhstan (Rep of) 5.125%, 07/21/2025		2,020,000	2,010,304	0.40
Kazakhstan (Rep of) 4.875%, 10/14/2044		830,000	683,878	0.14
Kazakhstan (Rep of) 6.500%, 07/21/2045		2,010,000	1,950,102	0.39
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		606,000	581,457	0.12
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		1,921,000	1,615,945	0.33
Kazkommertsbank JSC 7.500%, 11/29/2016		2,300,000	2,185,460	0.44
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,935,000	1,912,979	0.38
Kazkommertsbank JSC 8.500%, 05/11/2018		2,465,000	2,175,609	0.44
Kazkommertsbank JSC 5.500%, 12/21/2022		2,352,674	1,560,576	0.31
KazMunayGas National Co. JSC 9.125%, 07/02/2018		751,000	800,941	0.16
KazMunayGas National Co. JSC 7.000%, 05/05/2020		2,104,000	2,119,780	0.43
KazMunayGas National Co. JSC 6.375%, 04/09/2021		240,000	234,852	0.05
KazMunayGas National Co. JSC 5.750%, 04/30/2043		926,000	740,800	0.15
Zhaikmunai LLP 6.375%, 02/14/2019		1,755,000	1,285,538	0.26
Zhaikmunai LLP 7.125%, 11/13/2019		2,765,000	2,024,699	0.41
			24,834,019	5.00
Kenya (Cost $848,113)
Kenya (Rep of) 6.875%, 06/24/2024		860,000	765,434	0.15
			765,434	0.15
Lebanon (Cost $8,466,422)
Lebanon (Rep of) 5.150%, 11/12/2018		330,000	325,657	0.07
Lebanon (Rep of) 5.450%, 11/28/2019		700,000	684,089	0.14
Lebanon (Rep of) 6.375%, 03/09/2020		1,254,000	1,251,555	0.25
Lebanon (Rep of) 8.250%, 04/12/2021		592,000	635,512	0.13
Lebanon (Rep of) 6.100%, 10/04/2022		1,817,000	1,759,801	0.35
Lebanon (Rep of) 6.000%, 01/27/2023		1,450,000	1,400,004	0.28
Lebanon (Rep of) 6.600%, 11/27/2026		2,092,000	2,017,294	0.41
			8,073,912	1.63
Lithuania (Cost $4,180,762)
Lithuania (Rep of) 7.375%, 02/11/2020		2,048,000	2,421,760	0.49
Lithuania (Rep of) 6.125%, 03/09/2021		400,000	463,500	0.09
Lithuania (Rep of) 6.625%, 02/01/2022		1,131,000	1,365,393	0.28
			4,250,653	0.86
Malaysia (Cost $3,613,918)
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	146,000	34,590	0.01
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	1,686,000	412,382	0.08

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	3,850,000	$950,853	0.19
Malaysia (Rep of) 4.254%, 05/31/2035	MYR	180,000	42,062	0.01
Malaysia (Rep of) 4.935%, 09/30/2043	MYR	362,000	89,653	0.02
Petronas Capital Ltd. 5.250%, 08/12/2019		570,000	620,150	0.12
Petronas Capital Ltd. 7.875%, 05/22/2022		640,000	811,730	0.16
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		661,000	723,266	0.15
			3,684,686	0.74
Mexico (Cost $38,164,876)
CEMEX Espana S.A. 9.875%, 04/30/2019		950,000	984,437	0.20
Cemex Finance LLC 9.375%, 10/12/2022		2,190,000	2,211,243	0.45
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		560,000	530,152	0.11
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,080,000	1,019,250	0.21
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		245,000	232,995	0.05
Comision Federal de Electricidad 4.875%, 01/15/2024		700,000	696,500	0.14
Comision Federal de Electricidad 5.750%, 02/14/2042		770,000	704,550	0.14
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		1,400,000	700	—
Mexican Bonos 8.000%, 12/07/2023	MXN	47,850,000	2,985,079	0.60
Mexican Bonos 10.000%, 12/05/2024	MXN	84,110,000	5,927,263	1.19
Mexican Bonos 7.500%, 06/03/2027	MXN	79,860,000	4,833,182	0.97
Mexico (Rep of) 5.750%, 10/12/2010		618,000	568,560	0.11
Mexico (Rep of) 6.050%, 01/11/2040		302,000	325,027	0.07
Mexico (Rep of) 4.750%, 03/08/2044		1,228,000	1,111,340	0.22
Mexico (Rep of) 5.550%, 01/21/2045		1,090,000	1,099,537	0.22
Mexico (Rep of) 4.600%, 01/23/2046		2,974,000	2,639,425	0.53
Mexico (Rep of) 4.000%, 03/15/2115	EUR	2,190,000	1,969,114	0.40
Petroleos Mexicanos 6.000%, 03/05/2020		234,000	238,095	0.05
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	6,470,000	322,559	0.07
Petroleos Mexicanos 6.875%, 08/04/2026(5)(7)		1,435,000	1,460,113	0.29
Petroleos Mexicanos 6.500%, 06/02/2041		1,370,000	1,167,240	0.24
Petroleos Mexicanos 5.500%, 06/27/2044		806,000	607,563	0.12
Petroleos Mexicanos 5.625%, 01/23/2046		1,190,000	916,300	0.18
			32,550,224	6.56
Mongolia (Cost $6,491,877)
Mongolian Mining Corp. 8.875%, 03/29/2017		8,008,000	1,521,520	0.31
			1,521,520	0.31
Morocco (Cost $3,088,214)
Morocco (Rep of) 4.250%, 12/11/2022		2,019,000	2,029,418	0.41
Morocco (Rep of) 5.500%, 12/11/2042		976,000	936,960	0.19
			2,966,378	0.60
Namibia (Cost $496,655)
Namibia (Rep of) 5.250%, 10/29/2025		560,000	518,000	0.10
			518,000	0.10
Nigeria (Cost $8,251,754)
Access Bank PLC, FRN 9.250%, 06/24/2021		815,000	678,414	0.14
Access Finance B.V. 7.250%, 07/25/2017		410,000	388,699	0.08
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,280,000	1,003,520	0.20
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		1,475,000	1,106,280	0.22
GTB Finance B.V. 6.000%, 11/08/2018		635,000	558,914	0.11
Sea Trucks Group Ltd. 9.000%, 03/26/2018(5)		3,617,250	2,054,743	0.41
Seven Energy Ltd. 10.250%, 10/11/2021		1,400,000	684,250	0.14
			6,474,820	1.30

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Pakistan (Cost $6,376,907)
Pakistan (Rep of) 6.875%, 06/01/2017		1,020,000	$1,043,548	0.21
Pakistan (Rep of) 7.250%, 04/15/2019		1,866,000	1,900,872	0.38
Pakistan (Rep of) 6.750%, 12/03/2019		1,570,000	1,588,314	0.32
Pakistan (Rep of) 8.250%, 04/15/2024		750,000	756,712	0.15
Pakistan (Rep of) 8.250%, 09/30/2025		1,020,000	1,031,367	0.21
			6,320,813	1.27
Panama (Cost $5,135,758)
Panama (Rep of) 4.000%, 09/22/2024		470,000	472,350	0.10
Panama (Rep of) 7.125%, 01/29/2026		646,000	797,810	0.16
Panama (Rep of) 8.875%, 09/30/2027		597,000	829,830	0.17
Panama (Rep of) 9.375%, 04/01/2029		421,000	607,293	0.12
Panama (Rep of) 6.700%, 01/26/2036		762,000	910,590	0.18
Panama (Rep of) 4.300%, 04/29/2053		990,000	843,975	0.17
Sable International Finance Ltd. 6.875%, 08/01/2022		520,000	483,600	0.10
			4,945,448	1.00
Paraguay (Cost $583,102)
Paraguay (Rep of) 4.625%, 01/25/2023		570,000	557,175	0.11
			557,175	0.11
Peru (Cost $9,027,811)
Peru (Rep of) 5.700%, 08/12/2024	PEN	3,234,000	838,282	0.17
Peru (Rep of) 7.350%, 07/21/2025		2,090,000	2,622,950	0.53
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,488,000	446,159	0.09
Peru (Rep of) 6.950%, 08/12/2031	PEN	291,000	76,329	0.02
Peru (Rep of) 8.750%, 11/21/2033		1,546,000	2,148,940	0.43
Peru (Rep of) 5.625%, 11/18/2050		1,791,000	1,849,208	0.37
			7,981,868	1.61
Philippines (Cost $11,592,282)
Philippines (Rep of) 4.000%, 01/15/2021		1,728,000	1,878,861	0.38
Philippines (Rep of) 4.950%, 01/15/2021	PHP	11,000,000	237,205	0.05
Philippines (Rep of) 3.900%, 11/26/2022	PHP	31,000,000	628,047	0.13
Philippines (Rep of) 10.625%, 03/16/2025		417,000	669,612	0.13
Philippines (Rep of) 5.500%, 03/30/2026		500,000	608,168	0.12
Philippines (Rep of) 9.500%, 02/02/2030		1,235,000	2,015,552	0.40
Philippines (Rep of) 7.750%, 01/14/2031		1,130,000	1,650,401	0.33
Philippines (Rep of) 6.375%, 10/23/2034		1,776,000	2,424,766	0.49
Philippines (Rep of) 6.250%, 01/14/2036	PHP	15,000,000	347,903	0.07
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		988,000	1,279,612	0.26
			11,740,127	2.36
Poland (Cost $4,385,035)
Poland (Rep of) 5.000%, 03/23/2022		744,000	822,135	0.16
Poland (Rep of) 3.000%, 03/17/2023		185,000	182,299	0.04
Poland (Rep of) 4.000%, 10/25/2023	PLN	5,113,000	1,353,725	0.27
Poland (Rep of) 3.250%, 07/25/2025	PLN	6,931,000	1,737,705	0.35
			4,095,864	0.82
Romania (Cost $6,531,115)
Romania (Rep of) 6.750%, 02/07/2022		3,482,000	4,114,157	0.83
Romania (Rep of) 4.375%, 08/22/2023		2,130,000	2,239,503	0.45
Romania (Rep of) 6.125%, 01/22/2044		220,000	260,150	0.05
			6,613,810	1.33
Russian Federation (Cost $23,703,104)
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,135,000	465,350	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018		1,293,047	$1,047,368	0.21
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		1,365,000	1,347,937	0.27
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		1,135,000	1,015,825	0.21
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		1,457,000	816,153	0.17
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,190,000	666,400	0.13
Lukoil International Finance B.V. 6.125%, 11/09/2020		310,000	316,975	0.06
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		888,000	929,177	0.19
Russian Railways via RZD Capital PLC 5.700%, 04/05/2022		1,922,000	1,845,120	0.37
Russian Standard Ltd. 13.000%, 10/27/2022(4)		1,111,100	316,886	0.06
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		2,295,000	2,307,577	0.47
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		865,000	843,375	0.17
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,615,000	1,489,837	0.30
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		200,000	216,290	0.04
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		855,000	881,932	0.18
VimpelCom Holdings B.V. 5.200%, 02/13/2019		1,105,000	1,088,425	0.22
VimpelCom Holdings B.V. 7.504%, 03/01/2022		906,000	919,590	0.19
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		1,407,000	1,407,619	0.28
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,290,000	1,285,743	0.26
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		810,000	761,875	0.15
Vnesheconombank Via VEB Finance PLC 5.942%, 11/21/2023		1,137,000	1,052,589	0.21
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		1,147,000	1,089,650	0.22
			22,111,693	4.45
Senegal (Cost $965,277)
Senegal (Rep of) 8.750%, 05/13/2021		869,000	912,233	0.18
			912,233	0.18
Serbia (Cost $2,447,584)
Serbia (Rep of) 5.875%, 12/03/2018		570,000	597,075	0.12
Serbia (Rep of) 4.875%, 02/25/2020		1,450,000	1,476,665	0.30
Serbia (Rep of) 7.250%, 09/28/2021		340,000	381,181	0.07
			2,454,921	0.49
Singapore (Cost $300,000)
STATS ChipPAC Ltd. 8.500%, 11/24/2020(5)		300,000	283,864	0.06
			283,864	0.06
South Africa (Cost $26,592,539)
Eskom Holdings SOC Ltd. 5.750%, 01/26/2021		200,000	174,207	0.04
Eskom Holdings SOC Ltd. 6.750%, 08/06/2023		200,000	172,540	0.03
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025		910,000	784,080	0.16
South Africa (Rep of) 6.875%, 05/27/2019		1,190,000	1,288,449	0.26

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 5.500%, 03/09/2020		2,606,000	$2,699,164	0.54
South Africa (Rep of) 5.875%, 05/30/2022		980,000	1,033,998	0.21
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	35,400,000	2,078,951	0.42
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	15,140,000	1,036,290	0.21
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	18,070,000	1,002,963	0.20
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	41,540,000	2,079,849	0.42
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	24,590,000	1,370,799	0.28
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	11,230,000	492,147	0.10
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	19,840,000	1,101,705	0.22
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	15,060,000	844,143	0.17
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	53,750,000	3,011,238	0.61
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	11,660,000	667,990	0.13
			19,838,513	4.00
Thailand (Cost $2,248,438)
Thailand (Rep of) 1.250%, 03/12/2028	THB	20,270,000	505,708	0.10
Thailand (Rep of) 3.400%, 06/17/2036	THB	27,730,000	826,479	0.17
Thailand (Rep of) 4.675%, 06/29/2044	THB	25,147,000	857,370	0.17
			2,189,557	0.44
Turkey (Cost $15,551,462)
Turkey (Rep of) 7.500%, 07/14/2017		770,000	823,969	0.17
Turkey (Rep of) 6.750%, 04/03/2018		1,688,000	1,813,317	0.36
Turkey (Rep of) 7.000%, 03/11/2019		760,000	832,664	0.17
Turkey (Rep of) 7.500%, 11/07/2019		870,000	979,637	0.20
Turkey (Rep of) 9.400%, 07/08/2020	TRY	6,190,000	2,011,080	0.40
Turkey (Rep of) 5.625%, 03/30/2021		840,000	893,676	0.18
Turkey (Rep of) 3.000%, 02/23/2022	TRY	3,541,940	1,626,143	0.33
Turkey (Rep of) 6.250%, 09/26/2022		670,000	735,852	0.15
Turkey (Rep of) 10.400%, 03/20/2024	TRY	2,382,000	797,063	0.16
Turkey (Rep of) 5.750%, 03/22/2024		900,000	962,100	0.19
Turkey (Rep of) 7.375%, 02/05/2025		627,000	738,568	0.15
Turkey (Rep of) 6.875%, 03/17/2036		701,000	794,780	0.16
Turkey (Rep of) 6.750%, 05/30/2040		817,000	920,383	0.19
Turkey (Rep of) 6.000%, 01/14/2041		600,000	619,876	0.12
			14,549,108	2.93
Ukraine (Cost $16,812,145)
DTEK Finance PLC 10.375%, 03/28/2018		500,000	200,000	0.04
DTEK Finance PLC 7.875%, 04/04/2018		3,035,000	1,183,650	0.24
Ferrexpo Finance PLC 10.375%, 04/07/2019		867,000	465,145	0.09
Metinvest B.V. 10.500%, 11/28/2017(2)		1,190,000	500,038	0.10
Metinvest B.V. 8.750%, 02/14/2018(2)		1,500,000	630,300	0.13
MHP S.A. 8.250%, 04/02/2020		1,255,000	1,073,025	0.22
Mriya Agro Holding PLC 9.450%, 04/19/2018(2)		2,050,000	205,410	0.04
Oschadbank Via SSB #1 PLC, FRN 9.625%, 03/20/2025		490,000	416,206	0.08
Privatbank CJSC Via UK SPV Credit Finance PLC 10.250%, 01/23/2018		395,000	276,500	0.05
Ukraine (Rep of) 7.750%, 09/01/2020(5)		765,000	718,718	0.14
Ukraine (Rep of) 7.750%, 09/01/2021(5)		792,000	736,164	0.15
Ukraine (Rep of) 7.750%, 09/01/2022(5)		792,000	738,144	0.15
Ukraine (Rep of) 7.750%, 09/01/2023(5)		792,000	728,244	0.15
Ukraine (Rep of) 7.750%, 09/01/2024(5)		438,000	399,763	0.08
Ukraine (Rep of) 7.750%, 09/01/2025(5)		668,000	606,544	0.12
Ukraine (Rep of) 7.750%, 09/01/2026(5)		436,000	394,667	0.08
Ukraine (Rep of) 7.750%, 09/01/2027(5)		556,000	496,230	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Ukraine (Rep of), FRN 2.400%, 05/31/2040(5)		704,000	$264,352	0.05
Ukreximbank Via Biz Finance PLC 9.750%, 01/22/2025		1,550,000	1,327,575	0.27
UKRLANDFARMING PLC 10.875%, 03/26/2018		1,125,000	478,350	0.10
			11,839,025	2.38
United Arab Emirates (Cost $4,383,066)
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,450,000	2,073,977	0.42
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		479,000	562,586	0.11
Emirate of Dubai (Rep of) 5.250%, 01/30/2043		520,000	437,981	0.09
Topaz Marine S.A. 8.625%, 11/01/2018		1,145,000	943,480	0.19
			4,018,024	0.81
Uruguay (Cost $7,456,296)
Uruguay (Rep of) 4.500%, 08/14/2024		1,224,374	1,242,740	0.25
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	6,867,000	386,551	0.08
Uruguay (Rep of) 7.875%, 01/15/2033		1,546,000	1,886,120	0.38
Uruguay (Rep of) 7.625%, 03/21/2036		784,000	956,480	0.19
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	13,715,000	650,387	0.13
Uruguay (Rep of) 4.125%, 11/20/2045		714,235	553,532	0.11
Uruguay (Rep of) 5.100%, 06/18/2050		616,000	532,840	0.11
			6,208,650	1.25
Venezuela (Cost $39,868,295)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		5,136,563	2,850,792	0.57
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		6,649,000	2,593,110	0.52
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		18,032,267	7,436,507	1.50
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		1,679,076	559,972	0.11
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		340,000	130,050	0.03
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		580,000	168,200	0.03
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		1,435,147	488,309	0.10
Venezuela (Rep of) 5.750%, 02/26/2016		1,169,500	1,093,482	0.22
Venezuela (Rep of) 7.750%, 10/13/2019		970,000	327,375	0.07
Venezuela (Rep of) 6.000%, 12/09/2020		655,000	211,238	0.04
Venezuela (Rep of) 12.750%, 08/23/2022		1,482,000	566,865	0.11
Venezuela (Rep of) 9.000%, 05/07/2023		950,000	323,000	0.07
Venezuela (Rep of) 8.250%, 10/13/2024		3,690,000	1,236,150	0.25
Venezuela (Rep of) 7.650%, 04/21/2025		430,000	141,900	0.03
Venezuela (Rep of) 11.750%, 10/21/2026		10,491,200	3,855,516	0.78
Venezuela (Rep of) 9.250%, 09/15/2027		1,119,000	411,233	0.08
Venezuela (Rep of) 9.250%, 05/07/2028		2,023,000	697,935	0.14
Venezuela (Rep of) 11.950%, 08/05/2031		8,253,700	3,053,869	0.62
			26,145,503	5.27
Vietnam (Cost $3,626,199)
Vietnam (Rep of) 6.750%, 01/29/2020		1,961,000	2,135,872	0.43
Vietnam (Rep of) 4.800%, 11/19/2024		842,000	804,000	0.16
Vingroup JSC 11.625%, 05/07/2018		560,000	588,132	0.12
			3,528,004	0.71

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Zambia (Cost $3,107,475)
Zambia (Rep of) 8.500%, 04/14/2024		840,000	$600,281	0.12
Zambia (Rep of) 8.970%, 07/30/2027		2,680,000	1,903,068	0.38
			2,503,349	0.50
Total Debt Securities (Cost $541,561,678)			455,201,882	91.68

Bank Loans

China (Cost $281,761)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016(6)		638,734	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016		281,761	176,918	0.04
			176,918	0.04
Ukraine (Cost $24,600)
Mriya Trading (Cyprus) Working Capital 12.000%, 03/31/2016		24,600	24,600	—
			24,600	—
United Arab Emirates (Cost $4,300,030)
DP World Ltd. 4.250%, 09/30/2022		5,558,256	4,224,274	0.85
			4,224,274	0.85
Total Bank Loans (Cost $4,606,391)			4,425,792	0.89

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		308,246	$55,485	0.01

Total Equity Securities (Cost $ — )			55,485	0.01

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(5)(6)(7)		1,308,684	$—	—

Total Warrants (Cost $27,482)			—	—

Total Investments in Securities (Cost $546,195,551)			459,683,159	92.58

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $5,934,914)
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	12,660,000,000	928,847	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of), Issued by ANZ Banking Corp., 9.000%, 03/15/2029	IDR	1,592,000,000	119,018	0.03
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	262,000,000	18,573	—
Indonesia (Rep of), Issued by HSBC Bank, 8.375%, 03/15/2034	IDR	814,000,000	57,704	0.01
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/15/2021	IDR	1,840,000,000	158,673	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/15/2025	IDR	3,602,000,000	301,155	0.06
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	7,600,000,000	560,554	0.11
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	2,613,000,000	167,545	0.04
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/15/2029	IDR	17,900,000,000	1,338,211	0.27
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	8,356,000,000	697,597	0.14
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	2,727,000,000	193,316	0.04
			4,541,193	0.92
Total Fully Funded Total Return Swaps (Cost $5,934,914)			4,541,193	0.92

Total Investments (Total Cost $552,130,465)			464,224,352	93.50

Other Assets Less Liabilities			32,297,460	6.50
Net Assets			$496,521,812	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Zero coupon bond.
(4)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Restricted security that has been deemed illiquid. At January 31, 2016, the value of these restricted illiquid securities amounted to $1,460,113 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016	01/14/2013-07/20/2015	$1,953,742
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	27,482
Petroleos Mexicanos 6.875%, 08/04/2026	01/28/2016	1,432,345
Sino-Forest Corp. 5.000%, 08/01/2013	01/31/2013	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

SECURITY	ACQUISITION DATE	ACQUISITION COST
Sino-Forest Corp. 10.250%, 07/28/2014	01/31/2013	—
Sino-Forest Corp. 4.250%, 12/15/2016	01/31/2013	—
Sino-Forest Corp., 6.250%, 10/21/2017	01/31/2013	$—

Percentages shown are based on net assets.

At January 31, 2016, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2016	Credit Suisse	Brazilian Real	20,588,710	United States Dollar	5,425,935	$(278,500)
02/02/2016	HSBC Bank	Brazilian Real	14,044,639	United States Dollar	3,433,058	78,278
02/02/2016	HSBC Bank	Brazilian Real	2,555,280	United States Dollar	650,000	(11,148)
02/02/2016	Morgan Stanley	Brazilian Real	249,896	United States Dollar	61,836	642
02/02/2016	UBS	Brazilian Real	20,588,710	United States Dollar	5,434,385	(286,950)
02/02/2016	BNP Paribas	United States Dollar	620,000	Brazilian Real	2,382,040	24,460
02/02/2016	Deutsche Bank	United States Dollar	7,900,000	Brazilian Real	30,655,160	235,827
02/02/2016	Goldman Sachs	United States Dollar	480,000	Brazilian Real	1,994,466	(18,641)
02/02/2016	HSBC Bank	United States Dollar	1,300,000	Brazilian Real	5,141,500	14,561
02/02/2016	JP Morgan	United States Dollar	3,005,959	Brazilian Real	11,381,461	160,451
02/02/2016	Morgan Stanley	United States Dollar	651,470	Brazilian Real	2,484,316	30,360
02/02/2016	Santander	United States Dollar	4,560,000	Brazilian Real	18,032,930	51,542
02/04/2016	ANZ Banking	Indonesian Rupiah	8,939,797,062	United States Dollar	649,459	(286)
02/05/2016	BNP Paribas	Argentine Peso	15,818,697	United States Dollar	1,030,534	105,948
02/05/2016	BNP Paribas	Argentine Peso	4,951,723	United States Dollar	319,466	36,287
02/05/2016	Morgan Stanley	Euro	80,033	United States Dollar	86,646	63
02/05/2016	BNP Paribas	United States Dollar	1,429,593	Argentine Peso	20,770,420	(62,642)
02/19/2016	Merrill Lynch	Euro	602,315	United States Dollar	657,468	(4,698)
02/19/2016	HSBC Bank	United States Dollar	2,379,920	British Pound	1,664,360	8,321
02/19/2016	BNP Paribas	United States Dollar	2,591,207	Euro	2,381,506	10,206
02/19/2016	Deutsche Bank	United States Dollar	2,596,847	Euro	2,381,506	15,845
02/19/2016	Merrill Lynch	United States Dollar	186,857	Euro	171,780	687
02/19/2016	Morgan Stanley	United States Dollar	86,674	Euro	80,033	(63)
02/29/2016	BNP Paribas	Chinese Offshore Yuan	5,784,110	United States Dollar	890,000	(16,676)
02/29/2016	HSBC Bank	Chinese Offshore Yuan	50,025,153	United States Dollar	7,696,769	(143,632)
02/29/2016	JP Morgan	Indian Rupee	753,564,851	United States Dollar	11,197,932	(147,627)
02/29/2016	BNP Paribas	Indonesian Rupiah	15,055,132,095	United States Dollar	1,069,636	25,609
02/29/2016	Citibank	Indonesian Rupiah	60,934,247,400	United States Dollar	4,276,088	156,818
02/29/2016	HSBC Bank	Indonesian Rupiah	44,868,157,184	United States Dollar	3,216,817	47,297
02/29/2016	JP Morgan	Korean Won	16,188,226,122	United States Dollar	13,771,705	(383,524)
02/29/2016	ANZ Banking	Malaysian Ringgit	12,205,300	United States Dollar	2,766,701	180,396
02/29/2016	HSBC Bank	Polish Zloty	8,111,731	United States Dollar	2,019,164	(31,982)
02/29/2016	Merrill Lynch	Polish Zloty	1,997,251	United States Dollar	488,200	1,079
02/29/2016	Merrill Lynch	Polish Zloty	8,111,731	United States Dollar	2,008,749	(21,567)
02/29/2016	Deutsche Bank	Romanian Leu	5,864,842	United States Dollar	1,400,894	(6,036)
02/29/2016	Merrill Lynch	Romanian Leu	5,864,842	United States Dollar	1,403,912	(9,054)
02/29/2016	Barclays	Russian Ruble	340,903,596	United States Dollar	5,036,076	(552,218)
02/29/2016	Credit Suisse	Russian Ruble	350,691,451	United States Dollar	4,568,240	44,356
02/29/2016	Goldman Sachs	Singapore Dollar	15,099,986	United States Dollar	10,573,480	20,298
02/29/2016	HSBC Bank	Singapore Dollar	535,086	United States Dollar	371,574	3,829
02/29/2016	Citibank	South African Rand	11,094,954	United States Dollar	674,000	20,735
02/29/2016	JP Morgan	South African Rand	24,220,418	United States Dollar	1,471,373	45,241
02/29/2016	Merrill Lynch	South African Rand	20,216,479	United States Dollar	1,224,627	41,272
02/29/2016	BNP Paribas	Thai Baht	147,039,450	United States Dollar	4,036,219	75,422

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/29/2016	JP Morgan	Thai Baht	178,159,477	United States Dollar	4,975,132	6,714
02/29/2016	Merrill Lynch	Thai Baht	221,041,200	United States Dollar	6,088,451	92,490
02/29/2016	JP Morgan	Turkish Lira	24,140,525	United States Dollar	8,137,576	(34,525)
02/29/2016	BNP Paribas	United States Dollar	889,521	Chinese Offshore Yuan	5,784,110	16,197
02/29/2016	HSBC Bank	United States Dollar	230,000	Chinese Offshore Yuan	1,510,640	$1,913
02/29/2016	HSBC Bank	United States Dollar	7,290,000	Chinese Offshore Yuan	48,514,513	(35,051)
02/29/2016	BNP Paribas	United States Dollar	26,240	Indian Rupee	1,788,568	12
02/29/2016	Goldman Sachs	United States Dollar	700,000	Indian Rupee	47,670,000	965
02/29/2016	HSBC Bank	United States Dollar	760,000	Indian Rupee	51,543,200	4,168
02/29/2016	ANZ Banking	United States Dollar	647,342	Indonesian Rupiah	8,939,797,062	(3,019)
02/29/2016	Barclays	United States Dollar	1,200,000	Indonesian Rupiah	16,944,000,000	(32,659)
02/29/2016	Goldman Sachs	United States Dollar	90,000	Indonesian Rupiah	1,256,850,000	(1,435)
02/29/2016	UBS	United States Dollar	294,400	Indonesian Rupiah	4,128,960,000	(5,978)
02/29/2016	ANZ Banking	United States Dollar	440,000	Korean Won	530,288,000	1,435
02/29/2016	HSBC Bank	United States Dollar	1,150,000	Korean Won	1,362,750,000	22,962
02/29/2016	BNP Paribas	United States Dollar	318,380	Russian Ruble	25,866,776	(21,842)
02/29/2016	Credit Suisse	United States Dollar	1,256,650	Russian Ruble	98,160,701	(34,444)
02/29/2016	BNP Paribas	United States Dollar	865,000	Singapore Dollar	1,221,942	7,715
02/29/2016	JP Morgan	United States Dollar	370,000	Singapore Dollar	530,469	(2,164)
02/29/2016	BNP Paribas	United States Dollar	1,121,504	South African Rand	16,058,813	115,946
02/29/2016	Merrill Lynch	United States Dollar	1,115,807	South African Rand	16,058,813	110,250
02/29/2016	Goldman Sachs	United States Dollar	320,000	Thai Baht	11,596,800	(4,280)
02/29/2016	Goldman Sachs	United States Dollar	2,330,000	Turkish Lira	7,003,514	(20,812)
03/02/2016	BNP Paribas	United States Dollar	497,730	Brazilian Real	2,062,971	(13,425)
03/02/2016	BNP Paribas	United States Dollar	3,447,722	Brazilian Real	14,044,639	(32,201)
03/02/2016	HSBC Bank	United States Dollar	3,405,091	Brazilian Real	14,044,639	(74,832)
03/31/2016	HSBC Bank	Czech Koruna	50,743,774	United States Dollar	2,038,271	(982)
03/31/2016	HSBC Bank	Malaysian Ringgit	14,952,669	United States Dollar	3,554,658	53,350
03/31/2016	JP Morgan	Philippine Peso	45,331,032	United States Dollar	941,454	979
03/31/2016	Deutsche Bank	Romanian Leu	4,335,099	United States Dollar	1,036,039	(4,691)
03/31/2016	ANZ Banking	Taiwan Dollar	241,640,866	United States Dollar	7,168,225	39,556
03/31/2016	JP Morgan	United States Dollar	70,000	Philippine Peso	3,380,300	(277)
03/31/2016	HSBC Bank	United States Dollar	399,927	South African Rand	6,654,786	(14,075)
03/31/2016	Merrill Lynch	United States Dollar	880,000	South African Rand	13,459,116	42,693
03/31/2016	Merrill Lynch	United States Dollar	640,000	South African Rand	9,808,234	29,819
03/31/2016	Merrill Lynch	United States Dollar	400,000	South African Rand	6,134,000	18,397
03/31/2016	Merrill Lynch	United States Dollar	294,751	South African Rand	4,472,697	16,499
03/31/2016	Merrill Lynch	United States Dollar	138,000	South African Rand	2,119,371	6,152
03/31/2016	Barclays	United States Dollar	120,000	Taiwan Dollar	4,044,600	(644)
03/31/2016	Merrill Lynch	United States Dollar	2,680,000	Turkish Lira	8,274,816	(72,922)
04/28/2016	HSBC Bank	Israeli Shekel	7,208,919	United States Dollar	1,815,437	9,125
04/29/2016	BNP Paribas	Chilean Peso	1,770,615,000	United States Dollar	2,450,000	8,340
04/29/2016	Citibank	Colombian Peso	4,268,114,982	United States Dollar	1,249,083	36,871
04/29/2016	BNP Paribas	Czech Koruna	50,743,774	United States Dollar	2,040,197	(1,127)
04/29/2016	Merrill Lynch	Hungarian Forint	2,364,385,444	United States Dollar	8,136,500	81,972
04/29/2016	Goldman Sachs	Malaysian Ringgit	6,321,337	United States Dollar	1,424,848	98,968
04/29/2016	UBS	Malaysian Ringgit	34,309,500	United States Dollar	7,723,886	546,732
04/29/2016	Citibank	Mexican Peso	46,470,100	United States Dollar	2,525,000	21,233
04/29/2016	Santander	Mexican Peso	189,383,339	United States Dollar	10,169,325	207,542
04/29/2016	Santander	Mexican Peso	44,669,591	United States Dollar	2,410,000	37,577
04/29/2016	Santander	Mexican Peso	7,606,328	United States Dollar	415,000	1,773
04/29/2016	BNP Paribas	Peruvian Nuevo Sol	6,376,786	United States Dollar	1,813,132	826
04/29/2016	JP Morgan	Polish Zloty	20,051,687	United States Dollar	4,841,344	66,497
04/29/2016	Merrill Lynch	Polish Zloty	20,051,687	United States Dollar	4,864,376	43,466
04/29/2016	Citibank	Romanian Leu	7,225,164	United States Dollar	1,724,383	(5,219)
04/29/2016	Deutsche Bank	Russian Ruble	735,169,321	United States Dollar	9,094,128	443,915
04/29/2016	JP Morgan	South African Rand	4,156,168	United States Dollar	248,229	8,920
04/29/2016	BNP Paribas	Turkish Lira	14,277,318	United States Dollar	4,618,996	91,774
04/29/2016	Credit Suisse	United States Dollar	983,967	Chilean Peso	722,133,469	(18,650)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/29/2016	Merrill Lynch	United States Dollar	190,000	Czech Koruna	4,733,994	(229)
04/29/2016	Citibank	United States Dollar	269,090	Hungarian Forint	77,666,397	(874)
04/29/2016	BNP Paribas	United States Dollar	587,210	Mexican Peso	10,967,873	(13,752)
04/29/2016	JP Morgan	United States Dollar	470,000	Mexican Peso	8,746,007	(9,219)
04/29/2016	Goldman Sachs	United States Dollar	339,390	Polish Zloty	1,403,635	$(4,163)
04/29/2016	Citibank	United States Dollar	1,188,093	South African Rand	19,964,359	(47,135)
04/29/2016	Deutsche Bank	United States Dollar	450,000	South African Rand	7,574,780	(18,664)
04/29/2016	BNP Paribas	United States Dollar	281,755	Turkish Lira	876,793	(7,541)
04/29/2016	Citibank	United States Dollar	161,150	Turkish Lira	499,742	(3,739)
04/29/2016	Citibank	United States Dollar	290,000	Turkish Lira	902,444	(7,759)
09/20/2016	HSBC Bank	Chinese Offshore Yuan	23,958,440	United States Dollar	3,536,301	(4,479)
09/20/2016	HSBC Bank	Chinese Offshore Yuan	22,691,563	United States Dollar	3,350,792	(5,726)
09/20/2016	HSBC Bank	Chinese Offshore Yuan	3,375,149	United States Dollar	517,780	(20,234)
09/20/2016	HSBC Bank	United States Dollar	7,594,758	Chinese Offshore Yuan	50,025,153	220,323
09/22/2016	BNP Paribas	Chinese Offshore Yuan	5,784,110	United States Dollar	877,977	(25,448)
09/22/2016	BNP Paribas	United States Dollar	352,000	Chinese Offshore Yuan	2,296,800	13,471
10/11/2016	BNP Paribas	Chinese Offshore Yuan	2,394,000	United States Dollar	350,000	2,331
10/11/2016	BNP Paribas	Chinese Offshore Yuan	14,264,853	United States Dollar	2,101,171	(1,777)
10/11/2016	BNP Paribas	United States Dollar	4,250,000	Chinese Offshore Yuan	27,911,875	142,139
01/06/2017	HSBC Bank	United States Dollar	3,250,000	Chinese Offshore Yuan	22,295,000	1,833
03/06/2017	HSBC Bank	Chinese Offshore Yuan	26,500,860	United States Dollar	4,163,202	(323,794)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	42,770,000	United States Dollar	6,710,599	(514,140)
03/06/2017	HSBC Bank	United States Dollar	4,645,000	Chinese Offshore Yuan	28,989,445	445,049
03/06/2017	HSBC Bank	United States Dollar	4,717,450	Chinese Offshore Yuan	30,344,995	321,109
03/06/2017	HSBC Bank	United States Dollar	1,560,000	Chinese Offshore Yuan	9,936,420	120,425
03/20/2017	Standard Chartered	Chinese Offshore Yuan	8,885,668	United States Dollar	1,403,739	(117,722)
03/20/2017	Standard Chartered	Chinese Offshore Yuan	21,446,083	United States Dollar	3,399,284	(295,406)
03/20/2017	Standard Chartered	United States Dollar	3,399,284	Chinese Offshore Yuan	21,446,083	295,406
03/20/2017	Standard Chartered	United States Dollar	1,403,739	Chinese Offshore Yuan	8,885,668	117,722

Total						$1,577,082

At January 31, 2016, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	15.264%	BRL	97,355,511	01/02/2017	$228,813	BNP Paribas

Brazil CETIP Interbank Deposit Rate	15.874%	BRL	7,676,300	01/02/2017	24,406	BNP Paribas

Brazil CETIP Interbank Deposit Rate	15.825%	BRL	9,934,562	01/02/2017	30,190	BNP Paribas

Brazil CETIP Interbank Deposit Rate	15.240%	BRL	61,188,913	01/02/2017	(99,548)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	15.350%	BRL	121,219,137	01/02/2017	(224,925)	HSBC Bank

Brazil CETIP Interbank Deposit Rate	15.800%	BRL	8,666,252	01/02/2018	26,616	BNP Paribas

Brazil CETIP Interbank Deposit Rate	16.510%	BRL	5,374,719	01/04/2021	38,749	BNP Paribas

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	15.579%	BRL	32,410,011	01/02/2018	68,349	BNP Paribas

Brazil CETIP Interbank Deposit Rate	16.263%	BRL	2,814,276	01/04/2021	$12,616	BNP Paribas

					$105,266

At January 31, 2016, the Ashmore Emerging Markets Total Return Fund had the following currency swap contracts outstanding:

Pay Rate Index/ Pay Rate	Currency	Notional Amount Currency Delivered	Receive Rate/ Receive Rate Index	Currency	Notional Amount Currency Received	Expiration Date	Unrealized Gains/(Losses)	Counterparty
1.078%	USD	523,680	US0003M LIBOR	EURO	480,000	06/05/2045	$(15,005)	HSBC Bank

							$(15,005)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$164,287,417	$—	$164,287,417
Corporate Convertible Bonds	—	32,358	—	32,358
Government Agencies	—	6,868,183	—	6,868,183
Government Bonds	—	280,282,549	—	280,282,549
Municipal Bonds	—	562,585	—	562,585
Index Linked Government Bonds	—	3,168,790	—	3,168,790

Total Debt Securities	—	455,201,882	—	455,201,882
Bank Loans	—	—	4,425,792	4,425,792
Common Stock	—	55,485	—	55,485
Warrants	—	—	—	—
Fully Funded Total Return Swaps	—	4,541,193	—	4,541,193

Total Investments	$—	$459,798,560	$4,425,792	$464,224,352

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$5,409,381	$—	$5,409,381
Interest Rate Swap Contracts	—	105,266	—	105,266
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,832,299)	—	(3,832,299)
Currency Swap Contracts	—	(15,005)	—	(15,005)

Total Other Financial Instruments	$—	$1,667,343	$—	$1,667,343

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, the Fund had a transfer as disclosed below.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2016:

Category and Subcategory	Beginning Balance at 10/31/2015	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 01/31/2016
Investments, at value
Corporate Bonds
China	$1,050,531	$(20,221)	$—	$—	$—	$(1,030,310)	$—	$—	$—	$(1,030,310)
Russia	166,665	1,785	—	—	—	148,436	—	(316,886)	—	—
Bank Loans										—
China	558,077	—	—	—	—	(381,159)	—	—	176,918	(381,159)
Ukraine	123,000	—	—	(98,400)	—	—	—	—	24,600	—
United Arab Emirates	—	—	—	—	—	—	4,224,274	—	4,224,274	(212,969)
Warrants
China	—	—	—	—	—	—	—	—	—	—

Total	$1,898,273	$(18,436)	$—	$(98,400)	$—	$(1,263,033)	$4,224,274	$(316,886)	$4,425,792	$(1,624,438)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2016	Valuation Technique	Unobservable Input
Bank Loans	$176,918	Indicative bid	Bid source
Bank Loans	24,600	Market comparable	Debt structure of issuer
Bank Loans	4,224,274	Third party vendor	Broker quote

Total	$4,425,792

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$560,047,089

Gross tax appreciation of investments	2,976,553
Gross tax depreciation of investments	(98,799,290)

Net tax depreciation of investments	$(95,822,737)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $37,533)
Argentina (Rep of) 8.750%, 06/02/2017(2)		1,009	$1,140	0.02
Argentina (Rep of) 8.280%, 12/31/2033(2)		9,614	10,651	0.20
Argentina (Rep of), FRN 2.500%, 12/31/2038(2)		55,232	33,719	0.64
			45,510	0.86
Belarus (Cost $117,175)
Belarus (Rep of) 8.950%, 01/26/2018		130,000	133,228	2.50
			133,228	2.50
Bolivia (Cost $59,581)
Bolivian (Rep of) 4.875%, 10/29/2022		60,000	61,800	1.16
			61,800	1.16
Brazil (Cost $469,087)
Brazil (Fed Rep of) 4.875%, 01/22/2021		50,000	47,750	0.90
Brazil (Fed Rep of) 4.250%, 01/07/2025		56,000	46,956	0.88
Brazil (Fed Rep of) 8.250%, 01/20/2034		9,000	9,090	0.17
Brazil (Fed Rep of) 7.125%, 01/20/2037		32,000	28,960	0.54
Petrobras Global Finance B.V. 7.875%, 03/15/2019		10,000	8,584	0.16
Petrobras Global Finance B.V. 5.750%, 01/20/2020		10,000	7,859	0.15
Petrobras Global Finance B.V. 5.375%, 01/27/2021		20,000	15,025	0.28
Petrobras Global Finance B.V. 6.250%, 03/17/2024		19,000	13,747	0.26
Petrobras Global Finance B.V. 6.875%, 01/20/2040		25,000	15,836	0.30
Petrobras Global Finance B.V. 6.850%, 06/05/2115		4,000	2,530	0.05
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		74,340	47,578	0.89
QGOG Constellation S.A. 6.250%, 11/09/2019		200,000	76,000	1.43
Vale Overseas Ltd. 5.625%, 09/15/2019		5,000	4,405	0.08
Vale Overseas Ltd. 4.625%, 09/15/2020		10,000	7,987	0.15
Vale Overseas Ltd. 4.375%, 01/11/2022		2,000	1,390	0.03
			333,697	6.27
Chile (Cost $71,854)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		70,000	72,850	1.37
			72,850	1.37
China (Cost $105,348)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	105,722	1.99
			105,722	1.99
Colombia (Cost $247,901)
Colombia (Rep of) 11.750%, 02/25/2020		50,000	64,000	1.20
Colombia (Rep of) 8.125%, 05/21/2024		20,000	23,550	0.44
Colombia (Rep of) 6.125%, 01/18/2041		100,000	93,000	1.75
Pacific Exploration and Production Corp. 7.250%, 12/12/2021		100,000	12,500	0.24
			193,050	3.63
Costa Rica (Cost $58,417)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	50,700	0.95
			50,700	0.95
Croatia (Cost $131,778)
Croatia (Rep of) 6.625%, 07/14/2020		120,000	130,920	2.46
			130,920	2.46
Dominican Republic (Cost $164,657)
Dominican (Rep of) 5.875%, 04/18/2024		160,000	154,400	2.90
			154,400	2.90

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ecuador (Cost $142,243)
Ecuador (Rep of) 7.950%, 06/20/2024		200,000	$138,500	2.60
			138,500	2.60
Egypt (Cost $37,586)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	39,760	0.75
			39,760	0.75
El Salvador (Cost $30,509)
El Salvador (Rep of) 5.875%, 01/30/2025		30,000	23,850	0.45
			23,850	0.45
Georgia (Cost $31,614)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	30,300	0.57
			30,300	0.57
Hungary (Cost $210,358)
Hungary (Rep of) 4.125%, 02/19/2018		28,000	29,035	0.55
Hungary (Rep of) 6.250%, 01/29/2020		30,000	33,375	0.63
Hungary (Rep of) 5.375%, 02/21/2023		50,000	54,660	1.03
Hungary (Rep of) 5.750%, 11/22/2023		40,000	44,853	0.84
Hungary (Rep of) 5.375%, 03/25/2024(3)		18,000	19,830	0.37
Hungary (Rep of) 7.625%, 03/29/2041		38,000	51,823	0.97
			233,576	4.39
Indonesia (Cost $237,932)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	32,643	0.61
Indonesia (Rep of) 5.875%, 03/13/2020		160,000	175,586	3.30
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	35,738	0.67
			243,967	4.58
Iraq (Cost $58,183)
Iraq (Rep of) 5.800%, 01/15/2028		70,000	44,233	0.83
			44,233	0.83
Ivory Coast (Cost $113,968)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		130,000	112,702	2.12
			112,702	2.12
Kazakhstan (Cost $217,833)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	47,948	0.90
Kazkommertsbank JSC 5.500%, 12/21/2022		9,784	6,490	0.12
KazMunayGas National Co. JSC 7.000%, 05/05/2020		70,000	70,525	1.33
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	61,394	1.15
			186,357	3.50
Latvia (Cost $28,998)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	30,349	0.57
			30,349	0.57
Lebanon (Cost $136,110)
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	9,868	0.19
Lebanon (Rep of) 5.450%, 11/28/2019		10,000	9,773	0.18
Lebanon (Rep of) 6.375%, 03/09/2020		10,000	9,981	0.19
Lebanon (Rep of) 8.250%, 04/12/2021		14,000	15,029	0.28
Lebanon (Rep of) 6.100%, 10/04/2022		41,000	39,709	0.75
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	9,655	0.18
Lebanon (Rep of) 6.600%, 11/27/2026		40,000	38,572	0.72
			132,587	2.49
Lithuania (Cost $117,547)
Lithuania (Rep of) 7.375%, 02/11/2020		100,000	118,250	2.22
			118,250	2.22
Malaysia (Cost $65,484)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	63,416	1.19
			63,416	1.19

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $467,023)
Cemex Finance LLC 9.375%, 10/12/2022(3)		200,000	$201,940	3.79
Mexico (Rep of) 6.750%, 09/27/2034		59,000	71,242	1.34
Mexico (Rep of) 4.750%, 03/08/2044		22,000	19,910	0.37
Mexico (Rep of) 5.550%, 01/21/2045		30,000	30,263	0.57
Mexico (Rep of) 5.750%, 10/12/2110		16,000	14,720	0.28
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	10,175	0.19
Petroleos Mexicanos 6.875%, 08/04/2026(4)(5)		26,000	26,455	0.50
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	13,632	0.26
Petroleos Mexicanos 5.500%, 06/27/2044		15,000	11,307	0.21
Petroleos Mexicanos 5.625%, 01/23/2046		21,000	16,170	0.30
			415,814	7.81
Morocco (Cost $46,802)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	50,258	0.94
			50,258	0.94
Pakistan (Cost $103,201)
Pakistan (Rep of) 6.875%, 06/01/2017		100,000	102,309	1.92
			102,309	1.92
Panama (Cost $67,696)
Panama (Rep of) 8.875%, 09/30/2027		25,000	34,750	0.65
Panama (Rep of) 9.375%, 04/01/2029		10,000	14,425	0.27
Panama (Rep of) 6.700%, 01/26/2036		15,000	17,925	0.34
			67,100	1.26
Peru (Cost $107,919)
Peru (Rep of) 8.750%, 11/21/2033		44,000	61,160	1.15
Peru (Rep of) 5.625%, 11/18/2050		29,000	29,943	0.56
			91,103	1.71
Philippines (Cost $157,633)
Philippines (Rep of) 4.000%, 01/15/2021		50,000	54,365	1.02
Philippines (Rep of) 10.625%, 03/16/2025		15,000	24,087	0.45
Philippines (Rep of) 9.500%, 02/02/2030		54,000	88,129	1.66
			166,581	3.13
Poland (Cost $31,448)
Poland (Rep of) 5.000%, 03/23/2022		20,000	22,100	0.42
Poland (Rep of) 3.000%, 03/17/2023		10,000	9,854	0.18
			31,954	0.60
Romania (Cost $99,455)
Romania (Rep of) 6.750%, 02/07/2022		40,000	47,262	0.89
Romania (Rep of) 4.375%, 08/22/2023		50,000	52,571	0.98
Romania (Rep of) 6.125%, 01/22/2044		4,000	4,730	0.09
			104,563	1.96
Russian Federation (Cost $211,819)
CEDC Finance Corp. International, Inc., FRN 10.000%, 04/30/2018		6,000	4,860	0.09
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	100,044	1.88
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	99,670	1.87
			204,574	3.84
Senegal (Cost $32,188)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	31,493	0.59
			31,493	0.59

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Serbia (Cost $52,222)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	$56,056	1.05
			56,056	1.05
South Africa (Cost $84,022)
South Africa (Rep of) 5.500%, 03/09/2020		80,000	82,860	1.56
			82,860	1.56
Sri Lanka (Cost $40,233)
Bank of Ceylon 6.875%, 05/03/2017		40,000	40,450	0.76
			40,450	0.76
Turkey (Cost $174,175)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	53,712	1.01
Turkey (Rep of) 5.625%, 03/30/2021		40,000	42,556	0.80
Turkey (Rep of) 6.750%, 05/30/2040		30,000	33,796	0.63
Turkey (Rep of) 6.000%, 01/14/2041		40,000	41,325	0.78
			171,389	3.22
Ukraine (Cost $157,260)
Ukraine (Rep of) 7.750%, 09/01/2020(5)		160,000	150,320	2.82
Ukraine (Rep of), FRN 2.402%, 05/31/2040(5)(6)		12,000	4,506	0.09
			154,826	2.91
United Arab Emirates (Cost $106,239)
DP World Ltd. 6.850%, 07/02/2037		100,000	95,025	1.79
			95,025	1.79
Uruguay (Cost $87,755)
Uruguay (Rep of) 4.500%, 08/14/2024		12,503	12,690	0.24
Uruguay (Rep of) 7.875%, 01/15/2033		22,000	26,840	0.50
Uruguay (Rep of) 7.625%, 03/21/2036		16,000	19,520	0.37
Uruguay (Rep of) 4.125%, 11/20/2045		10,774	8,350	0.16
Uruguay (Rep of) 5.100%, 06/18/2050		9,000	7,785	0.14
			75,185	1.41
Venezuela (Cost $508,031)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		29,638	16,449	0.31
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		19,000	7,410	0.14
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		104,536	43,110	0.81
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		26,046	8,686	0.16
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	5,738	0.11
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	3,480	0.07
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		36,000	12,249	0.23
Venezuela (Rep of) 5.750%, 02/26/2016		23,500	21,972	0.41
Venezuela (Rep of) 7.750%, 10/13/2019		20,000	6,750	0.13
Venezuela (Rep of) 6.000%, 12/09/2020		10,000	3,225	0.06
Venezuela (Rep of) 12.750%, 08/23/2022		32,000	12,240	0.23
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	7,140	0.13
Venezuela (Rep of) 8.250%, 10/13/2024		55,000	18,425	0.35
Venezuela (Rep of) 7.650%, 04/21/2025		6,000	1,980	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		132,500	48,694	0.91
Venezuela (Rep of) 9.250%, 09/15/2027		21,000	7,718	0.14
Venezuela (Rep of) 9.250%, 05/07/2028		15,000	5,175	0.10
Venezuela (Rep of) 11.950%, 08/05/2031		155,900	57,683	1.08
			288,124	5.41

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam (Cost $52,892)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	$54,459	1.02
			54,459	1.02
Total Debt Securities (Cost $5,479,709)			4,963,847	93.24

Total Investments (Total Cost $5,479,709)			4,963,847	93.24

Other Assets Less Liabilities			359,669	6.76

Net Assets			$5,323,516	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	All or a portion of security is held as collateral for Reverse Repurchase Agreements.
(4)	Restricted security that has been deemed illiquid. At January 31, 2016, the value of this restricted illiquid security amounted to $26,445 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Petroleos Mexicanos 6.875%, 08/04/2026	01/28/2016	$25,952

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(6)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

ASHMORE EMERGING MARKETS HARD CURRENCY DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Hard Currency Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$1,374,151	$—	$1,374,151
Government Agencies	—	27,477	—	27,477
Government Bonds	—	3,562,219	—	3,562,219

Total Investments	$—	$4,963,847	$—	$4,963,847

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2015.

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,534,870

Gross tax appreciation of investments	79,676
Gross tax depreciation of investments	(650,699)

Net tax depreciation of investments	$(571,023)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $3,811,733)
Brazil Letras do Tesouro Nacional 10.512%, 01/01/2018(2)	BRL	3,641,000	$697,538	0.97
Brazil Letras do Tesouro Nacional 11.600%, 01/01/2019(2)	BRL	6,441,000	1,058,808	1.48
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	580,000	118,776	0.16
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	2,038,000	392,594	0.55
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	5,976,000	1,093,533	1.53
			3,361,249	4.69
Chile (Cost $228,136)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	29,818	0.04
Chile (Rep of) 5.500%, 08/05/2020	CLP	81,000,000	115,812	0.16
			145,630	0.20
Colombia (Cost $6,286,251)
Colombia (Rep of) 7.750%, 04/14/2021	COP	644,000,000	196,584	0.27
Colombian TES 7.250%, 06/15/2016	COP	879,100,000	268,560	0.38
Colombian TES 7.000%, 09/11/2019	COP	861,300,000	255,918	0.36
Colombian TES 10.000%, 07/24/2024	COP	4,743,800,000	1,562,022	2.18
Colombian TES 7.500%, 08/26/2026	COP	2,476,600,000	681,077	0.95
Colombian TES 6.000%, 04/28/2028	COP	4,835,700,000	1,132,850	1.58
			4,097,011	5.72
Hungary (Cost $3,460,431)
Hungary (Rep of) 6.750%, 02/24/2017	HUF	59,910,000	220,670	0.31
Hungary (Rep of) 6.750%, 11/24/2017	HUF	196,190,000	744,881	1.04
Hungary (Rep of) 6.500%, 06/24/2019	HUF	112,560,000	450,445	0.63
Hungary (Rep of) 3.500%, 06/24/2020	HUF	18,350,000	67,616	0.09
Hungary (Rep of) 7.500%, 11/12/2020	HUF	32,300,000	139,156	0.19
Hungary (Rep of) 7.000%, 06/24/2022	HUF	114,870,000	499,687	0.70
Hungary (Rep of) 6.000%, 11/24/2023	HUF	117,570,000	495,248	0.69
Hungary (Rep of) 3.000%, 06/26/2024	HUF	36,500,000	126,042	0.18
Hungary (Rep of) 5.500%, 06/24/2025	HUF	108,170,000	447,521	0.62
			3,191,266	4.45
Indonesia (Cost $3,951,779)
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	1,200,000,000	95,993	0.13
Indonesia (Rep of) 8.375%, 03/15/2024	IDR	4,752,000,000	348,648	0.49
Indonesia (Rep of) 8.375%, 09/15/2026	IDR	13,192,000,000	973,004	1.36
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	1,503,000,000	96,372	0.13
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	16,392,000,000	1,225,472	1.71
Indonesia (Rep of) 8.750%, 05/15/2031	IDR	2,061,000,000	152,835	0.21
Indonesia (Rep of) 8.250%, 06/15/2032	IDR	1,145,000,000	79,019	0.11
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	8,388,000,000	497,800	0.70
Indonesia (Rep of) 8.250%, 05/15/2036	IDR	3,262,000,000	230,791	0.32
			3,699,934	5.16
Malaysia (Cost $3,547,116)
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	319,000	77,592	0.11
Malaysia (Rep of) 4.048%, 09/30/2021	MYR	1,003,000	245,979	0.34
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	1,161,000	275,219	0.38
Malaysia (Rep of) 3.795%, 09/30/2022	MYR	956,000	232,371	0.32
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	2,140,000	507,000	0.71

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	1,277,000	$312,344	0.44
Malaysia (Rep of) 3.955%, 09/15/2025	MYR	564,000	136,764	0.19
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	832,000	206,034	0.29
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	842,000	207,953	0.29
Malaysia (Rep of) 4.254%, 05/31/2035	MYR	1,623,000	379,259	0.53
Malaysia Government Investment Issue 4.194%, 07/15/2022	MYR	1,020,000	248,356	0.35
Malaysia Government Investment Issue 3.990%, 10/15/2025	MYR	1,732,000	411,934	0.57
			3,240,805	4.52
Mexico (Cost $8,979,068)
Mexican Bonos 8.000%, 12/07/2023	MXN	24,910,000	1,553,988	2.17
Mexican Bonos 10.000%, 12/05/2024	MXN	30,690,000	2,162,736	3.02
Mexican Bonos 7.500%, 06/03/2027	MXN	30,580,000	1,850,722	2.58
Mexican Bonos 8.500%, 05/31/2029	MXN	5,410,000	352,031	0.49
Mexican Bonos 7.750%, 05/29/2031	MXN	8,500,000	519,540	0.73
Mexican Udibonos 2.000%, 06/09/2022(3)	MXN	1,610,000	454,206	0.63
Mexican Udibonos 4.000%, 11/15/2040(3)	MXN	1,850,000	566,639	0.79
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	2,540,000	126,631	0.18
			7,586,493	10.59
Peru (Cost $1,277,462)
Peru (Rep of) 5.700%, 08/12/2024	PEN	880,000	228,104	0.32
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,488,000	446,159	0.62
Peru (Rep of) 6.950%, 08/12/2031	PEN	1,123,000	294,562	0.41
			968,825	1.35
Philippines (Cost $658,470)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	5,000,000	107,820	0.15
Philippines (Rep of) 3.900%, 11/26/2022	PHP	10,000,000	202,596	0.28
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	231,935	0.33
			542,351	0.76
Poland (Cost $3,333,160)
Poland (Rep of) 3.000%, 08/24/2016(3)	PLN	537,000	168,463	0.24
Poland (Rep of) 4.750%, 04/25/2017	PLN	653,000	166,487	0.23
Poland (Rep of) 5.750%, 09/23/2022	PLN	4,133,000	1,203,867	1.68
Poland (Rep of) 2.750%, 08/25/2023(3)	PLN	324,000	98,781	0.14
Poland (Rep of) 4.000%, 10/25/2023	PLN	852,000	225,577	0.31
Poland (Rep of) 3.250%, 07/25/2025	PLN	3,910,000	980,296	1.37
			2,843,471	3.97
Russian Federation (Cost $3,261,846)
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	8,387,000	109,992	0.15
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	19,923,000	255,401	0.36
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	19,442,000	240,061	0.33
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	20,405,000	257,330	0.36
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	9,830,000	113,917	0.16
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	30,079,000	359,607	0.50
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	13,910,000	156,866	0.22
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	6,264,000	69,869	0.10
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	13,239,000	154,771	0.22
			1,717,814	2.40
South Africa (Cost $11,855,556)
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	8,869,500	551,871	0.77
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	19,294,600	1,133,122	1.58
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	24,057,900	1,646,695	2.30

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	6,990,000	$387,975	0.54
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	23,221,300	1,162,658	1.62
South Africa (Rep of) 8.250%, 03/31/2032	ZAR	8,720,000	486,107	0.68
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	4,400,000	192,827	0.27
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	9,860,000	547,521	0.76
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,940,000	215,354	0.30
South Africa (Rep of) 8.750%, 01/31/2044	ZAR	3,760,000	210,755	0.29
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	20,685,900	1,158,887	1.62
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	2,200,000	126,036	0.18
			7,819,808	10.91
Thailand (Cost $3,163,340)
Thailand (Rep of) 3.650%, 12/17/2021	THB	13,397,000	409,526	0.57
Thailand (Rep of) 3.625%, 06/16/2023	THB	17,542,000	538,431	0.75
Thailand (Rep of) 3.850%, 12/12/2025	THB	14,947,000	472,487	0.66
Thailand (Rep of) 1.250%, 03/12/2028(3)	THB	11,000,000	274,434	0.38
Thailand (Rep of) 3.400%, 06/17/2036	THB	15,520,000	462,566	0.65
Thailand (Rep of) 4.675%, 06/29/2044	THB	26,135,000	891,055	1.25
			3,048,499	4.26
Turkey (Cost $9,077,467)
Turkey (Rep of) 10.700%, 02/24/2016	TRY	890,000	301,153	0.42
Turkey (Rep of) 8.200%, 07/13/2016	TRY	1,396,400	468,325	0.65
Turkey (Rep of) 8.300%, 06/20/2018	TRY	2,092,000	674,542	0.94
Turkey (Rep of) 10.400%, 03/27/2019	TRY	754,000	253,578	0.35
Turkey (Rep of) 9.400%, 07/08/2020	TRY	2,502,200	812,944	1.13
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,277,000	411,754	0.58
Turkey (Rep of) 3.000%, 02/23/2022(3)	TRY	1,774,200	814,555	1.14
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,125,000	343,636	0.48
Turkey (Rep of) 7.100%, 03/08/2023	TRY	3,134,700	877,644	1.23
Turkey (Rep of) 8.800%, 09/27/2023	TRY	2,490,000	764,119	1.07
Turkey (Rep of) 10.400%, 03/20/2024	TRY	864,000	289,111	0.40
Turkey (Rep of) 9.000%, 07/24/2024	TRY	2,020,100	628,120	0.88
			6,639,481	9.27
Uruguay (Cost $604,988)
Uruguay (Rep of) 4.250%, 04/05/2027(3)	UYU	1,188,000	66,874	0.09
Uruguay (Rep of) 4.375%, 12/15/2028(3)	UYU	4,839,353	193,424	0.27
Uruguay (Rep of) 3.700%, 06/26/2037(3)	UYU	1,728,000	81,945	0.12
			342,243	0.48
Total Debt Securities (Cost $63,496,803)			49,244,880	68.73
Total Investments in Securities (Cost $63,496,803)			$49,244,880	68.73

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

Indonesia (Cost $3,509,791)
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.875%, 04/15/2019	IDR	1,456,000,000	$105,410	0.15
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	10,500,000,000	770,371	1.08
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.000%, 05/15/2027	IDR	941,000,000	60,337	0.08
Indonesia (Rep of), Issued by ANZ Banking Corp., 10.500%, 08/15/2030	IDR	600,000,000	50,091	0.07
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	5,610,000,000	397,690	0.56
Indonesia (Rep of), Issued by Deutsche Bank, 8.375%, 03/15/2034	IDR	6,412,000,000	454,544	0.63
Indonesia (Rep of), Issued by HSBC Bank, 10.500%, 08/15/2030	IDR	2,180,000,000	181,996	0.25
Indonesia (Rep of), Issued by HSBC Bank, 8.250%, 06/15/2032	IDR	30,000,000	2,070	—
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	2,600,000,000	190,758	0.27
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	6,009,000,000	385,297	0.54
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	1,064,000,000	88,828	0.12
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	1,166,000,000	82,657	0.12
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/15/2036	IDR	2,022,000,000	143,059	0.20
			2,913,108	4.07
Total Fully Funded Total Return Swaps (Cost $3,509,791)			2,913,108	4.07

Total Investments (Total Cost $67,006,594)			52,157,988	72.80

Other Assets Less Liabilities			19,487,830	27.20

Net Assets			$71,645,818	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Inflation-indexed bonds are shown at original par and stated coupon rate.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2016	Credit Suisse	Brazilian Real	18,433,569	United States Dollar	4,857,971	$(249,348)
02/02/2016	HSBC Bank	Brazilian Real	393,120	United States Dollar	100,000	(1,715)
02/02/2016	JP Morgan	Brazilian Real	372,016	United States Dollar	90,524	2,485
02/02/2016	UBS	Brazilian Real	18,433,569	United States Dollar	4,865,536	(256,913)
02/02/2016	BNP Paribas	United States Dollar	215,000	Brazilian Real	839,145	5,203
02/02/2016	Deutsche Bank	United States Dollar	1,740,000	Brazilian Real	6,751,896	51,942
02/02/2016	HSBC Bank	United States Dollar	2,811,242	Brazilian Real	11,500,790	(64,100)
02/02/2016	Morgan Stanley	United States Dollar	333,020	Brazilian Real	1,364,816	(8,201)
02/02/2016	Santander	United States Dollar	1,435,000	Brazilian Real	5,674,837	16,220
02/04/2016	ANZ Banking	Indonesian Rupiah	1,717,851,396	United States Dollar	124,799	(55)
02/05/2016	BNP Paribas	Argentine Peso	4,687,030	United States Dollar	305,344	31,392
02/05/2016	BNP Paribas	Argentine Peso	1,467,168	United States Dollar	94,656	10,752
02/05/2016	BNP Paribas	United States Dollar	423,583	Argentine Peso	6,154,198	(18,561)
02/16/2016	BNP Paribas	Chinese Offshore Yuan	719,510	United States Dollar	110,000	(1,149)
02/16/2016	BNP Paribas	Chinese Offshore Yuan	13,836,325	United States Dollar	2,129,976	(36,756)
02/16/2016	BNP Paribas	United States Dollar	2,190,000	Chinese Offshore Yuan	14,555,835	(12,071)
02/29/2016	HSBC Bank	Chinese Offshore Yuan	14,003,024	United States Dollar	2,154,477	(40,205)
02/29/2016	Citibank	Indonesian Rupiah	7,403,494,100	United States Dollar	519,543	19,053
02/29/2016	HSBC Bank	Indonesian Rupiah	5,451,468,604	United States Dollar	390,842	5,747
02/29/2016	ANZ Banking	Malaysian Ringgit	4,273,900	United States Dollar	968,809	63,169
02/29/2016	JP Morgan	Malaysian Ringgit	908,035	United States Dollar	208,408	10,846
02/29/2016	JP Morgan	Malaysian Ringgit	1,638,259	United States Dollar	394,628	947
02/29/2016	HSBC Bank	Polish Zloty	4,000,383	United States Dollar	995,771	(15,772)
02/29/2016	Merrill Lynch	Polish Zloty	463,802	United States Dollar	113,370	251
02/29/2016	Merrill Lynch	Polish Zloty	4,000,382	United States Dollar	990,635	(10,636)
02/29/2016	Deutsche Bank	Romanian Leu	2,295,062	United States Dollar	548,205	(2,362)
02/29/2016	Merrill Lynch	Romanian Leu	2,295,062	United States Dollar	549,386	(3,543)
02/29/2016	Credit Suisse	Russian Ruble	81,589,822	United States Dollar	1,062,820	10,320
02/29/2016	Morgan Stanley	Russian Ruble	36,292,019	United States Dollar	462,407	14,937
02/29/2016	Citibank	South African Rand	3,061,812	United States Dollar	186,000	5,722
02/29/2016	JP Morgan	South African Rand	6,683,980	United States Dollar	406,047	12,485
02/29/2016	Merrill Lynch	South African Rand	3,674,228	United States Dollar	216,064	14,006
02/29/2016	Merrill Lynch	South African Rand	5,579,021	United States Dollar	337,953	11,390
02/29/2016	BNP Paribas	Thai Baht	17,689,718	United States Dollar	485,581	9,074
02/29/2016	HSBC Bank	Thai Baht	10,405,219	United States Dollar	286,566	4,393
02/29/2016	JP Morgan	Thai Baht	44,325,333	United States Dollar	1,237,792	1,670
02/29/2016	JP Morgan	Thai Baht	14,549,352	United States Dollar	405,896	945
02/29/2016	Merrill Lynch	Thai Baht	52,071,300	United States Dollar	1,434,274	21,788
02/29/2016	JP Morgan	Turkish Lira	1,848,088	United States Dollar	622,976	(2,643)
02/29/2016	Merrill Lynch	Turkish Lira	595,172	United States Dollar	192,569	7,208
02/29/2016	HSBC Bank	United States Dollar	2,120,000	Chinese Offshore Yuan	14,003,024	5,728
02/29/2016	ANZ Banking	United States Dollar	124,392	Indonesian Rupiah	1,717,851,396	(580)
02/29/2016	BNP Paribas	United States Dollar	155,910	Indonesian Rupiah	2,194,437,180	(3,733)
02/29/2016	Citibank	United States Dollar	236,100	Indonesian Rupiah	3,313,663,500	(4,966)
02/29/2016	Citibank	United States Dollar	343,950	Malaysian Ringgit	1,509,115	(20,442)
02/29/2016	Credit Suisse	United States Dollar	494,180	Russian Ruble	38,601,882	(13,545)
02/29/2016	BNP Paribas	United States Dollar	709,558	South African Rand	10,160,157	73,357
02/29/2016	Merrill Lynch	United States Dollar	705,954	South African Rand	10,160,157	69,753
02/29/2016	Merrill Lynch	United States Dollar	351,360	Thai Baht	12,782,477	(6,074)
02/29/2016	Goldman Sachs	United States Dollar	780,000	Turkish Lira	2,344,524	(6,967)
03/02/2016	BNP Paribas	Brazilian Real	11,500,790	United States Dollar	2,823,250	26,369
03/02/2016	HSBC Bank	Brazilian Real	11,500,790	United States Dollar	2,788,341	61,278
03/02/2016	Deutsche Bank	United States Dollar	85,000	Brazilian Real	346,885	(950)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/31/2016	HSBC Bank	Malaysian Ringgit	5,235,938	United States Dollar	1,244,725	$18,682
03/31/2016	Deutsche Bank	Romanian Leu	1,724,258	United States Dollar	412,078	(1,866)
03/31/2016	Merrill Lynch	United States Dollar	210,000	Malaysian Ringgit	873,495	(770)
03/31/2016	Goldman Sachs	United States Dollar	29,380	Philippine Peso	1,424,636	(238)
03/31/2016	JP Morgan	United States Dollar	164,277	Philippine Peso	7,909,920	(171)
03/31/2016	HSBC Bank	United States Dollar	339,499	South African Rand	5,649,260	(11,948)
03/31/2016	Merrill Lynch	United States Dollar	250,000	South African Rand	3,823,613	12,129
03/31/2016	Merrill Lynch	United States Dollar	180,000	South African Rand	2,758,566	8,387
03/31/2016	Merrill Lynch	United States Dollar	120,000	South African Rand	1,840,200	5,519
03/31/2016	Merrill Lynch	United States Dollar	84,075	South African Rand	1,275,798	4,706
03/31/2016	Merrill Lynch	United States Dollar	41,000	South African Rand	629,668	1,828
03/31/2016	Merrill Lynch	United States Dollar	790,000	Turkish Lira	2,439,218	(21,496)
04/29/2016	BNP Paribas	Chilean Peso	466,141,500	United States Dollar	645,000	2,195
04/29/2016	Citibank	Colombian Peso	344,520,674	United States Dollar	100,825	2,976
04/29/2016	Merrill Lynch	Hungarian Forint	263,490,331	United States Dollar	906,743	9,135
04/29/2016	Goldman Sachs	Malaysian Ringgit	1,079,246	United States Dollar	243,265	16,897
04/29/2016	UBS	Malaysian Ringgit	5,857,800	United States Dollar	1,318,730	93,346
04/29/2016	Citibank	Mexican Peso	13,618,960	United States Dollar	740,000	6,223
04/29/2016	Santander	Mexican Peso	13,252,597	United States Dollar	715,000	11,148
04/29/2016	Santander	Mexican Peso	4,673,768	United States Dollar	255,000	1,089
04/29/2016	Santander	Mexican Peso	970,992	United States Dollar	52,139	1,064
04/29/2016	BNP Paribas	Peruvian Nuevo Sol	1,007,814	United States Dollar	286,555	131
04/29/2016	JP Morgan	Polish Zloty	4,513,712	United States Dollar	1,089,805	14,969
04/29/2016	Merrill Lynch	Polish Zloty	4,513,712	United States Dollar	1,094,990	9,784
04/29/2016	Citibank	Romanian Leu	2,873,763	United States Dollar	685,862	(2,076)
04/29/2016	Deutsche Bank	Russian Ruble	60,320,124	United States Dollar	746,167	36,423
04/29/2016	Credit Suisse	United States Dollar	794,096	Chilean Peso	582,786,768	(15,051)
04/29/2016	Citibank	United States Dollar	1,008,574	South African Rand	16,947,780	(40,013)
04/29/2016	BNP Paribas	United States Dollar	119,688	Turkish Lira	372,458	(3,203)
04/29/2016	BNP Paribas	United States Dollar	391,247	Turkish Lira	1,209,345	(7,774)
09/20/2016	HSBC Bank	Chinese Offshore Yuan	2,316,932	United States Dollar	340,550	999
09/20/2016	HSBC Bank	Chinese Offshore Yuan	3,391,199	United States Dollar	500,546	(634)
09/20/2016	HSBC Bank	Chinese Offshore Yuan	6,511,705	United States Dollar	961,563	(1,643)
09/20/2016	HSBC Bank	Chinese Offshore Yuan	1,783,188	United States Dollar	270,000	(7,132)
09/20/2016	HSBC Bank	United States Dollar	2,125,922	Chinese Offshore Yuan	14,003,024	61,673
09/22/2016	BNP Paribas	Chinese Offshore Yuan	7,577,620	United States Dollar	1,118,468	(1,591)
09/22/2016	BNP Paribas	United States Dollar	2,099,276	Chinese Offshore Yuan	13,836,325	59,919
10/11/2016	BNP Paribas	United States Dollar	1,880,000	Chinese Offshore Yuan	12,346,900	62,875
01/06/2017	HSBC Bank	United States Dollar	880,000	Chinese Offshore Yuan	6,036,800	496
03/06/2017	HSBC Bank	Chinese Offshore Yuan	5,017,910	United States Dollar	788,298	(61,310)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	10,100,000	United States Dollar	1,584,687	(121,413)
03/06/2017	HSBC Bank	United States Dollar	1,810,000	Chinese Offshore Yuan	11,296,210	173,421
03/06/2017	HSBC Bank	United States Dollar	600,000	Chinese Offshore Yuan	3,821,700	46,317
03/20/2017	Standard Chartered	Chinese Offshore Yuan	3,314,060	United States Dollar	523,548	(43,906)
03/20/2017	Standard Chartered	Chinese Offshore Yuan	7,998,680	United States Dollar	1,267,821	(110,177)
03/20/2017	Standard Chartered	United States Dollar	1,267,821	Chinese Offshore Yuan	7,998,680	110,177
03/20/2017	Standard Chartered	United States Dollar	523,548	Chinese Offshore Yuan	3,314,060	43,906

Total						$151,145

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.370%	BRL	8,589,246	01/04/2021	$(346,009)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	15.372%	BRL	28,849,172	01/02/2017	77,318	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.720%	BRL	9,850,360	01/02/2018	35,592	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.264%	BRL	29,858,553	01/02/2017	70,190	BNP Paribas
Brazil CETIP Interbank Deposit Rate	13.420%	BRL	2,183,665	01/04/2021	58,839	BNP Paribas
Brazil CETIP Interbank Deposit Rate	13.560%	BRL	1,211,335	01/04/2021	30,691	HSBC Bank
Brazil CETIP Interbank Deposit Rate	15.350%	BRL	1,206,295	01/04/2021	(5,817)	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.630%	BRL	2,039,065	01/02/2019	2,057	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.571%	BRL	3,065,205	01/02/2019	1,802	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.306%	BRL	1,789,807	01/04/2021	(9,521)	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.874%	BRL	6,900,045	01/02/2017	21,938	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.825%	BRL	8,725,137	01/02/2017	26,515	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.240%	BRL	20,979,056	01/02/2017	(34,131)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	15.350%	BRL	30,304,784	01/02/2017	(56,231)	HSBC Bank
Brazil CETIP Interbank Deposit Rate	15.800%	BRL	1,959,327	01/02/2018	6,018	BNP Paribas
Brazil CETIP Interbank Deposit Rate	16.510%	BRL	1,131,520	01/04/2021	8,158	BNP Paribas
Brazil CETIP Interbank Deposit Rate	15.579%	BRL	7,345,260	01/02/2018	15,490	BNP Paribas
Brazil CETIP Interbank Deposit Rate	16.263%	BRL	620,095	01/04/2021	2,780	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate	5.585%	MXN	20,490,000	11/03/2020	(30,458)	BNP Paribas
MYR-KLIBOR-BNM 3 Month Rate	3.725%	MYR	1,300,000	04/09/2023	(5,038)	Barclays
MYR-KLIBOR-BNM 3 Month Rate	3.795%	MYR	4,200,000	06/03/2018	2,791	Barclays
MYR-KLIBOR-BNM 3 Month Rate	4.353%	MYR	1,500,000	06/19/2025	7,751	Barclays
MYR-KLIBOR-BNM 3 Month Rate	4.340%	MYR	1,548,000	07/01/2025	7,558	Barclays
MYR-KLIBOR-BNM 3 Month Rate	4.590%	MYR	800,000	01/05/2026	7,657	Barclays
WIBOR Poland 6 Month Rate	1.955%	PLN	6,400,000	09/24/2020	9,102	BNP Paribas
WIBOR Poland 6 Month Rate	2.040%	PLN	1,050,000	08/18/2020	2,687	Deutsche Bank

					$(92,271)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Variation Margin Receivable (Payable)	Counterparty
Budapest Interbank 6 Month Rate	1.820%	HUF 91,600,000	10/07/2020	$5,145	HSBC Bank
Budapest Interbank 6 Month Rate	1.795%	HUF 93,000,000	10/06/2020	4,817	HSBC Bank
WIBOR Poland 6 Month Rate	1.820%	PLN 1,700,000	10/07/2020	(399)	HSBC Bank
WIBOR Poland 6 Month Rate	2.290%	PLN 690,000	11/03/2025	(812)	Morgan Stanley

				$8,751

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$252,667	$—	$252,667
Financial Certificates	—	248,356	—	248,356
Government Bonds	—	46,024,536	—	46,024,536
Index Linked Government Bonds	—	2,719,321	—	2,719,321

Total Debt Securities	—	49,244,880	—	49,244,880
Fully Funded Total Return Swaps	—	2,913,108	—	2,913,108

Total Investments	$—	$52,157,988	$—	$52,157,988

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,384,844	$—	$1,384,844
Interest Rate Swap Contracts	—	394,934	—	394,934
Centrally Cleared Swap Contracts	—	9,962	—	9,962
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,233,699)	—	(1,233,699)
Interest Rate Swap Contracts	—	(487,205)	—	(487,205)
Centrally Cleared Swap Contracts	—	(1,211)	—	(1,211)

Total Other Financial Instruments	$—	$67,625	$—	$67,625

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2015.

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$67,314,556

Gross tax appreciation of investments	125,627
Gross tax depreciation of investments	(15,282,195)

Net tax depreciation of investments	$(15,156,568)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,142,783)
Puma International Financing S.A. 6.750%, 02/01/2021		1,110,000	$1,027,347	0.49
			1,027,347	0.49
Argentina (Cost $940,422)
YPF S.A. 8.500%, 07/28/2025		950,000	884,094	0.42
			884,094	0.42
Bangladesh (Cost $1,030,460)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		1,000,000	1,005,000	0.48
			1,005,000	0.48
Barbados (Cost $2,009,367)
Columbus International, Inc. 7.375%, 03/30/2021		1,885,000	1,889,713	0.90
			1,889,713	0.90
Brazil (Cost $29,504,662)
Banco do Brasil S.A. 3.875%, 10/10/2022		295,000	239,687	0.11
BRF S.A. 4.750%, 05/22/2024		285,000	259,706	0.12
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	2,046,000	401,906	0.19
Embraer Netherlands Finance B.V. 5.050%, 06/15/2025		370,000	332,075	0.16
Globo Comunicacao e Participacoes S.A., FRN 4.843%, 06/08/2025		450,000	384,750	0.18
Marfrig Holdings Europe B.V. 8.375%, 05/09/2018		1,240,000	1,190,400	0.57
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		1,855,000	1,667,181	0.79
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,300,000	1,264,250	0.60
Minerva Luxembourg S.A. 12.250%, 02/10/2022		200,000	202,250	0.10
Odebrecht Drilling Norbe VIII/IX Ltd. 6.350%, 06/30/2021		918,450	330,642	0.16
Oi Brasil Holdings Cooperatief UA 5.750%, 02/10/2022		950,000	413,250	0.20
Oi S.A. 9.750%, 09/15/2016	BRL	1,138,000	185,503	0.09
Petrobras Global Finance B.V. 5.875%, 03/01/2018		280,000	244,166	0.12
Petrobras Global Finance B.V., FRN 2.762%, 01/15/2019		720,000	529,200	0.25
Petrobras Global Finance B.V. 7.875%, 03/15/2019		687,000	589,721	0.28
Petrobras Global Finance B.V. 5.750%, 01/20/2020		2,250,000	1,768,388	0.84
Petrobras Global Finance B.V. 5.375%, 01/27/2021		4,400,000	3,305,500	1.57
Petrobras Global Finance B.V. 6.250%, 03/17/2024		3,100,000	2,242,850	1.07
Petrobras Global Finance B.V. 6.875%, 01/20/2040		4,740,000	3,002,553	1.43
Petrobras Global Finance B.V. 6.750%, 01/27/2041		250,000	157,112	0.08
Petrobras Global Finance B.V. 6.850%, 06/05/2115		717,000	453,503	0.22
Portugal Telecom International Finance B.V. 6.250%, 07/26/2016	EUR	210,000	213,270	0.10
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		1,669,676	1,068,593	0.51
QGOG Constellation S.A. 6.250%, 11/09/2019		3,829,000	1,455,020	0.69
Vale Overseas Ltd. 5.625%, 09/15/2019		344,000	303,064	0.14
Vale Overseas Ltd. 4.625%, 09/15/2020		1,520,000	1,214,100	0.58
Vale Overseas Ltd. 4.375%, 01/11/2022		1,037,000	720,715	0.34
			24,139,355	11.49
Chile (Cost $2,827,044)
Cencosud S.A. 5.500%, 01/20/2021		150,000	151,564	0.07
E.CL S.A. 5.625%, 01/15/2021		200,000	216,388	0.11
Empresa Electrica Guacolda S.A. 4.560%, 04/30/2025		400,000	355,990	0.17
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	193,010	0.09
Telefonica Chile S.A. 3.875%, 10/12/2022		495,000	487,737	0.23
VTR Finance B.V. 6.875%, 01/15/2024		1,380,000	1,286,850	0.61
			2,691,539	1.28

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China (Cost $19,092,094)
Alibaba Group Holding Ltd. 3.125%, 11/28/2021		450,000	$444,314	0.21
Baidu, Inc. 3.500%, 11/28/2022		400,000	399,748	0.19
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		500,000	496,042	0.24
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015(2)		60,000	4,350	—
China Overseas Finance Cayman V Ltd. 3.950%, 11/15/2022		300,000	300,790	0.14
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		200,000	203,127	0.10
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		1,270,000	1,338,269	0.64
China Shanshui Cement Group Ltd. 7.500%, 03/10/2020		555,000	375,121	0.18
CRCC Yupeng Ltd., FRN 3.950%, 08/01/2019		245,000	248,720	0.12
Dianjian Haixing Ltd., FRN 4.050%, 10/21/2019		245,000	248,745	0.12
Emerald Plantation Holdings Ltd. 6.000%, (100% Cash), 01/30/2020(3)		34,911	28,103	0.01
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		400,000	443,524	0.21
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(3)(4)(5)(6)(7)		282,201	—	—
Favor Sea Ltd. 11.750%, 02/04/2019		1,165,000	966,950	0.46
Franshion Brilliant Ltd. 5.750%, 03/19/2019		395,000	415,112	0.20
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018(2)		2,130,000	1,480,350	0.70
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		900,000	607,500	0.29
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		1,375,000	937,159	0.45
KWG Property Holding Ltd. 8.975%, 01/14/2019		975,000	1,010,159	0.48
MIE Holdings Corp. 6.875%, 02/06/2018		650,000	217,750	0.10
MIE Holdings Corp. 7.500%, 04/25/2019		2,535,000	799,002	0.38
Sino-Forest Corp. 5.000%, 08/01/2013(4)(5)(6)		21,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(4)(5)(6)		82,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(4)(5)(6)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(4)(5)(6)		252,000	—	—
Sinopec Group Overseas Development 2013 Ltd. 4.375%, 10/17/2023		240,000	250,885	0.12
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,040,000	1,090,648	0.52
Tencent Holdings Ltd. 3.375%, 05/02/2019		320,000	327,276	0.16
Times Property Holdings Ltd. 12.625%, 03/21/2019		885,000	977,836	0.46
Trillion Chance Ltd. 8.500%, 01/10/2019		665,000	680,915	0.32
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,200,000	954,000	0.45
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		1,265,000	1,293,082	0.62
			16,539,477	7.87
Colombia (Cost $19,841,664)
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.875%, 04/21/2025		550,000	510,125	0.24
Ecopetrol S.A. 5.875%, 09/18/2023		320,000	281,504	0.13
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	3,260,000,000	812,681	0.39
Millicom International Cellular S.A. 4.750%, 05/22/2020		400,000	348,880	0.17
Millicom International Cellular S.A. 6.625%, 10/15/2021		1,400,000	1,246,000	0.59
Millicom International Cellular S.A. 6.000%, 03/15/2025		1,500,000	1,274,850	0.61
Pacific Exploration and Production Corp. 5.375%, 01/26/2019		1,175,000	141,094	0.07
Pacific Exploration and Production Corp. 7.250%, 12/12/2021		4,390,000	548,750	0.26
Pacific Exploration and Production Corp. 5.125%, 03/28/2023		2,500,000	298,750	0.14

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia - (continued)
Pacific Exploration and Production Corp. 5.625%, 01/19/2025		9,800,000	$1,176,392	0.56
Transportadora de Gas Internacional S.A. ESP 5.700%, 03/20/2022		605,000	586,850	0.28
			7,225,876	3.44
Czech Republic (Cost $2,390,436)
EP Energy A.S. 5.875%, 11/01/2019	EUR	430,000	489,203	0.23
New World Resources N.V. 8.000%, 04/07/2020(3)	EUR	1,448,960	62,786	0.03
New World Resources N.V. 4.000%, 10/07/2020(3)	EUR	648,695	3,514	—
			555,503	0.26
Dominican Republic (Cost $1,229,025)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		1,245,000	1,305,694	0.62
			1,305,694	0.62
Ecuador (Cost $1,801,530)
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.224%, 09/24/2019		2,242,096	1,732,019	0.82
			1,732,019	0.82
Guatemala (Cost $2,190,412)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		2,160,000	1,728,000	0.82
			1,728,000	0.82
Hong Kong (Cost $3,370,932)
CFG Investment S.A.C. 9.750%, 07/30/2019		800,000	544,000	0.26
Hutchison Whampoa International 14 Ltd. 3.625%, 10/31/2024		455,000	459,248	0.22
LS Finance 2022 Ltd. 4.250%, 10/16/2022		200,000	203,454	0.10
LS Finance 2025 Ltd. 4.500%, 06/26/2025		200,000	197,016	0.09
Noble Group Ltd., FRN 6.000%, 06/24/2019		2,170,000	661,850	0.31
PCCW-HKT Capital No. 5 Ltd. 3.750%, 03/08/2023		245,000	248,901	0.12
Wharf Finance Ltd. 6.125%, 11/06/2017		250,000	267,080	0.13
			2,581,549	1.23
India (Cost $2,818,334)
Bharat Petroleum Corp. Ltd. 4.000%, 05/08/2025		540,000	523,887	0.25
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		730,000	750,805	0.36
ICICI Bank Ltd. 4.750%, 11/25/2016		500,000	512,372	0.24
Vedanta Resources PLC 8.250%, 06/07/2021		470,000	268,628	0.13
Vedanta Resources PLC 7.125%, 05/31/2023		580,000	320,450	0.15
			2,376,142	1.13
Indonesia (Cost $5,479,233)
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		3,235,000	873,450	0.42
Enercoal Resources Pte Ltd. 6.000%, 04/07/2018		500,000	72,500	0.03
Golden Legacy PTE Ltd. 9.000%, 04/24/2019		600,000	576,098	0.27
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,800,000	918,179	0.44
			2,440,227	1.16
Israel (Cost $1,713,601)
Israel Electric Corp. Ltd. 5.625%, 06/21/2018		365,000	383,294	0.18
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		270,000	297,668	0.14
Israel Electric Corp. Ltd. 6.875%, 06/21/2023		295,000	338,583	0.16
Israel Electric Corp. Ltd. 5.000%, 11/12/2024(5)		245,000	248,369	0.12
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021		335,000	346,883	0.16

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel - (continued)
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/2036		105,000	$116,007	0.06
			1,730,804	0.82
Jamaica (Cost $13,471,872)
Digicel Group Ltd. 8.875%, 01/15/2015		7,925,000	6,410,335	3.05
Digicel Group Ltd. 7.125%, 04/01/2022		2,490,000	1,856,295	0.88
Digicel Ltd. 6.000%, 04/15/2021		3,205,000	2,792,356	1.33
			11,058,986	5.26
Kazakhstan (Cost $16,830,691)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		390,000	335,478	0.16
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021		960,000	960,288	0.46
KazAgro National Management Holding JSC 4.625%, 05/24/2023		410,000	332,100	0.16
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		380,000	364,610	0.17
Kazkommertsbank JSC 7.500%, 11/29/2016		1,680,000	1,596,336	0.76
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	2,000,000	1,977,239	0.94
Kazkommertsbank JSC 8.500%, 05/11/2018		2,700,000	2,383,020	1.13
Kazkommertsbank JSC 5.500%, 12/21/2022		4,008,616	2,658,995	1.27
KazMunayGas National Co. JSC 6.375%, 04/09/2021		365,000	357,171	0.17
Zhaikmunai LLP 6.375%, 02/14/2019		2,300,000	1,684,750	0.80
Zhaikmunai LLP 7.125%, 11/13/2019		2,570,000	1,881,908	0.90
			14,531,895	6.92
Kuwait (Cost $779,047)
Kuwait Projects Co. 9.375%, 07/15/2020		315,000	384,343	0.19
NBK Tier 1 Financing Ltd., FRN 5.750%, 04/09/2021		380,000	361,000	0.17
			745,343	0.36
Lithuania (Cost $1,564,709)
Bite Finance International B.V., FRN 7.419%, 02/15/2018	EUR	1,270,000	1,369,600	0.65
			1,369,600	0.65
Malaysia (Cost $201,711)
Malayan Banking Bhd., FRN 3.250%, 09/20/2022		200,000	200,631	0.10
			200,631	0.10
Mexico (Cost $16,119,375)
Alfa S.A.B. de C.V. 6.875%, 03/25/2044		400,000	369,500	0.18
Alpek S.A.B. de C.V. 4.500%, 11/20/2022		200,000	190,250	0.09
America Movil S.A.B. de C.V., FRN 1.502%, 09/12/2016		300,000	300,024	0.14
America Movil S.A.B. de C.V. 5.000%, 03/30/2020		210,000	229,886	0.11
America Movil S.A.B. de C.V. 6.375%, 03/01/2035		150,000	168,517	0.08
Banco Inbursa S.A. Institucion de Banca Multiple 4.125%, 06/06/2024		345,000	322,575	0.15
BBVA Bancomer S.A. 4.500%, 03/10/2016		350,000	350,000	0.17
CEMEX Espana S.A. 9.875%, 04/30/2019		1,190,000	1,233,137	0.59
Cemex Finance LLC 9.375%, 10/12/2022		3,530,000	3,564,241	1.70
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		655,000	620,088	0.29
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,570,000	1,481,688	0.70
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		250,000	237,750	0.11
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	203,500	0.10
Corp. GEO S.A.B. de C.V. 9.250%, 06/30/2020(2)		100,000	50	—
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		200,000	100	—
El Puerto de Liverpool S.A.B. de C.V. 3.950%, 10/02/2024		600,000	578,250	0.28
Fresnillo PLC 5.500%, 11/13/2023		500,000	502,500	0.24
Gruma S.A.B. de C.V. 4.875%, 12/01/2024		450,000	466,312	0.22
Grupo Bimbo S.A.B. de C.V. 3.875%, 06/27/2024		230,000	221,341	0.11

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Grupo Televisa S.A.B. 6.625%, 01/15/2040		150,000	$154,374	0.07
Grupo Televisa S.A.B. 5.000%, 05/13/2045		350,000	295,440	0.14
Mexichem S.A.B. de C.V. 4.875%, 09/19/2022		275,000	273,625	0.13
Mexichem S.A.B. de C.V. 5.875%, 09/17/2044		230,000	186,875	0.09
Mexico Generadora de Energia S. de rl 5.500%, 12/06/2032		290,472	238,913	0.11
Petroleos Mexicanos 6.875%, 08/04/2026(4)(5)		1,800,000	1,831,500	0.87
Southern Copper Corp. 7.500%, 07/27/2035		175,000	160,560	0.08
Southern Copper Corp. 5.250%, 11/08/2042		235,000	171,456	0.08
Southern Copper Corp. 5.875%, 04/23/2045		470,000	360,950	0.17
			14,713,402	7.00
Mongolia (Cost $6,223,840)
Mongolian Mining Corp. 8.875%, 03/29/2017		7,984,000	1,516,960	0.72
			1,516,960	0.72
Morocco (Cost $933,045)
OCP S.A. 5.625%, 04/25/2024		305,000	303,268	0.15
OCP S.A. 4.500%, 10/22/2025		330,000	297,039	0.14
OCP S.A. 6.875%, 04/25/2044		320,000	300,000	0.14
			900,307	0.43
Nigeria (Cost $11,191,086)
Access Bank PLC, FRN 9.250%, 06/24/2021		1,625,000	1,352,666	0.64
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		2,200,000	1,724,800	0.82
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		2,871,000	2,153,308	1.03
Sea Trucks Group Ltd. 9.000%, 03/26/2018(5)		3,432,000	1,949,513	0.93
Seven Energy Ltd. 10.250%, 10/11/2021		2,500,000	1,221,875	0.58
			8,402,162	4.00
Panama (Cost $887,041)
Sable International Finance Ltd. 6.875%, 08/01/2022		870,000	809,100	0.39
			809,100	0.39
Peru (Cost $2,602,436)
Abengoa Transmision Sur S.A. 6.875%, 04/30/2043		200,000	200,500	0.09
Banco de Credito del Peru 4.250%, 04/01/2023		270,000	266,288	0.13
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		290,000	309,865	0.15
BBVA Banco Continental S.A., FRN 5.250%, 09/22/2029		300,000	287,625	0.14
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034		600,000	564,750	0.27
Minsur S.A. 6.250%, 02/07/2024		450,000	370,080	0.18
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028		400,000	370,000	0.17
			2,369,108	1.13
Qatar (Cost $2,047,070)
CBQ Finance Ltd. 7.500%, 11/18/2019		370,000	416,509	0.20
Nakilat, Inc. 6.067%, 12/31/2033		460,000	483,000	0.23
Ooredoo International Finance Ltd. 3.250%, 02/21/2023		465,000	441,889	0.21
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 09/30/2020		320,311	333,924	0.16
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		250,000	251,702	0.12
			1,927,024	0.92
Russian Federation (Cost $31,834,572)
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,205,000	494,050	0.24
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018(3)		4,581,856	2,801,524	1.33

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		1,660,000	$1,639,250	0.78
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		2,000,000	1,790,000	0.85
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		1,700,000	952,272	0.45
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		2,220,000	1,243,200	0.59
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		630,000	551,250	0.26
Gazprom OAO Via Gaz Capital S.A. 6.510%, 03/07/2022		1,500,000	1,515,150	0.72
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		50,000	55,815	0.03
Lukoil International Finance B.V. 7.250%, 11/05/2019		180,000	192,448	0.09
Lukoil International Finance B.V. 6.125%, 11/09/2020		750,000	766,875	0.37
MMC Norilsk Nickel OJSC via MMC Finance Ltd. 5.550%, 10/28/2020		200,000	200,082	0.10
MMC Norilsk Nickel OJSC via MMC Finance Ltd. 6.625%, 10/14/2022(5)		500,000	508,500	0.24
Mobile Telesystems OJSC via MTS International Funding Ltd. 8.625%, 06/22/2020		350,000	387,538	0.18
Rosneft Oil Co. via Rosneft International Finance Ltd. 3.149%, 03/06/2017		200,000	197,750	0.09
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022		1,850,000	1,623,375	0.77
Russian Standard Ltd. 13.000%, 10/27/2022(3)		1,202,200	342,867	0.16
Sberbank of Russia Via SB Capital S.A. 5.125%, 10/29/2022		1,039,000	963,143	0.46
Sberbank of Russia Via SB Capital S.A., FRN 5.500%, 02/26/2024		1,068,000	953,404	0.45
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		1,730,000	1,739,480	0.83
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		915,000	892,125	0.42
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,150,000	1,060,875	0.51
VEB-Leasing OAO via VEB Leasing Invest Ltd. 5.125%, 05/27/2016		200,000	199,432	0.10
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		480,000	519,096	0.25
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		1,535,000	1,583,353	0.75
VimpelCom Holdings B.V. 5.200%, 02/13/2019		470,000	462,950	0.22
VimpelCom Holdings B.V. 7.504%, 03/01/2022		1,750,000	1,776,250	0.85
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		200,000	199,340	0.10
Vnesheconombank Via VEB Finance PLC 6.025%, 07/05/2022		1,260,000	1,185,138	0.56
VTB Bank OJSC Via VTB Capital S.A. 6.950%, 10/17/2022		1,700,000	1,630,096	0.78
			28,426,628	13.53
Saudi Arabia (Cost $467,243)
SABIC Capital II B.V. 2.625%, 10/03/2018		300,000	297,894	0.14
Saudi Electricity Global Sukuk Co. 3 5.500%, 04/08/2044		200,000	173,405	0.08
			471,299	0.22

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Singapore (Cost $1,241,492)
Global Logistic Properties Ltd. 3.875%, 06/04/2025		285,000	$280,094	0.13
SingTel Group Treasury Pte Ltd. 2.375%, 09/08/2017		255,000	258,938	0.12
STATS ChipPAC Ltd. 8.500%, 11/24/2020(5)		500,000	473,106	0.23
United Overseas Bank Ltd., FRN 2.875%, 10/17/2022		200,000	201,740	0.10
			1,213,878	0.58
South Africa (Cost $2,376,648)
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025		1,800,000	1,550,927	0.74
FirstRand Bank Ltd. 4.250%, 04/30/2020		350,000	341,320	0.16
MTN Mauritius Investments Ltd. 4.755%, 11/11/2024		505,000	437,451	0.21
			2,329,698	1.11
South Korea (Cost $513,694)
Korea Gas Corp. 2.875%, 07/29/2018		300,000	306,808	0.14
SK Innovation Co. Ltd. 3.625%, 08/14/2018		200,000	206,300	0.10
			513,108	0.24
Thailand (Cost $1,036,324)
Bangkok Bank PCL 3.875%, 09/27/2022		500,000	527,614	0.25
PTT Global Chemical PCL 4.250%, 09/19/2022		510,000	530,198	0.25
			1,057,812	0.50
Turkey (Cost $1,275,282)
Akbank T.A.S. 5.125%, 03/31/2025		200,000	186,532	0.09
Turkcell Iletisim Hizmetleri A.S. 5.750%, 10/15/2025		200,000	191,506	0.09
Yuksel Insaat A.S. 9.500%, 03/10/2016(2)		900,000	495,000	0.24
			873,038	0.42
Ukraine (Cost $17,188,656)
Avangardco Investments Public Ltd. 10.000%, 10/29/2018(3)		768,550	345,847	0.16
DTEK Finance PLC 10.375%, 03/28/2018		1,140,000	456,000	0.22
DTEK Finance PLC 7.875%, 04/04/2018		5,205,000	2,029,950	0.97
Ferrexpo Finance PLC 10.375%, 04/07/2019		1,178,000	631,997	0.30
Metinvest B.V. 10.500%, 11/28/2017(2)		1,600,000	672,320	0.32
Metinvest B.V. 8.750%, 02/14/2018(2)		2,910,000	1,222,782	0.58
MHP S.A. 8.250%, 04/02/2020		2,160,000	1,846,800	0.88
Mriya Agro Holding PLC 9.450%, 04/19/2018(2)		2,000,000	200,400	0.09
NTRP Via Interpipe Ltd. 10.250%, 08/02/2017		200,000	60,006	0.03
Privatbank CJSC Via UK SPV Credit Finance PLC 10.250%, 01/23/2018		545,000	381,500	0.18
Privatbank CJSC Via UK SPV Credit Finance PLC 11.000%, 02/09/2021		720,000	446,544	0.21
UkrLandFarming PLC 10.875%, 03/26/2018		2,310,000	982,212	0.47
			9,276,358	4.41
United Arab Emirates (Cost $8,103,422)
Abu Dhabi National Energy Co. PJSC 2.500%, 01/12/2018		215,000	214,020	0.10
Abu Dhabi National Energy Co. PJSC 5.875%, 12/13/2021		270,000	292,005	0.14
ADCB Finance Cayman Ltd. 4.500%, 03/06/2023		235,000	231,181	0.11
ADCB Finance Cayman Ltd., FRN 3.125%, 05/28/2023		400,000	389,200	0.19
DP World Ltd. 6.850%, 07/02/2037		1,070,000	1,016,768	0.48
DP World Sukuk Ltd. 6.250%, 07/02/2017		510,000	533,587	0.25
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,200,000	1,716,395	0.82
EMG Sukuk Ltd. 4.564%, 06/18/2024		625,000	608,859	0.29
MAF Global Securities Ltd. 4.750%, 05/07/2024		640,000	638,509	0.30
National Bank of Abu Dhabi PJSC, FRN 5.250%, 06/17/2020		1,000,000	962,500	0.46
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		550,000	562,534	0.27

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates - (continued)
Topaz Marine S.A. 8.625%, 11/01/2018		400,000	$329,600	0.16
			7,495,158	3.57
Venezuela (Cost $12,569,186)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		4,635,000	2,572,425	1.23
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		7,230,000	2,981,652	1.42
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		7,490,000	2,548,473	1.21
			8,102,550	3.86
Vietnam (Cost $1,293,926)
Vingroup JSC 11.625%, 05/07/2018		1,205,000	1,265,533	0.60
			1,265,533	0.60
Total Debt Securities (Cost $248,134,367)			189,421,917	90.15

Bank Loans

China (Cost $39,677)
Far East Energy Bermuda Ltd. 10.000%, 03/29/2016(6)		89,943	—	—
Far East Energy Bermuda Ltd. 25.000%, 03/29/2016		39,677	24,913	0.01
			24,913	0.01
Czech Republic (Cost $569,811)
New World Resources N.V. 8.500%, 10/07/2016	EUR	449,999	487,484	0.23
			487,484	0.23
Nigeria (Cost $1,132,100)
Seven Energy Ltd., FRN 10.249%, 06/30/2020		1,206,059	718,208	0.34
			718,208	0.34
Sierra Leone (Cost $1,076,210)
Africell Holding SAL, FRN 8.529%, 04/16/2019		1,125,000	1,108,125	0.53
			1,108,125	0.53
Ukraine (Cost $24,000)
Mriya Trading (Cyprus) Working Capital 12.000%, 03/31/2016		24,000	24,000	0.01
			24,000	0.01
United Arab Emirates (Cost $11,179,295)
DP World Ltd. 3.750%, 09/30/2022		8,555,130	6,501,899	3.09
DP World Ltd. 4.250%, 09/30/2022		438,239	333,062	0.16
Dubai Drydocks World LLC, FRN 4.000%, 10/18/2017	EUR	1,169,645	1,000,990	0.48
Dubai Drydocks World LLC, FRN 4.610%, 10/18/2017		1,879,976	1,485,181	0.71
Dubai Drydocks World LLC 1.100%, 10/18/2027		6,758,421	1,267,204	0.60
			10,588,336	5.04
Total Bank Loans (Cost $14,021,093)			12,951,066	6.16

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.		78,275	$14,090	0.01
			14,090	0.01
Czech Republic (Cost $1,093,253)
New World Resources N.V.(4)(5)(6)	EUR	101,612	—	—
New World Resources PLC, Class A	GBP	36,580,138	90,694	0.04
			90,694	0.04
Total Equity Securities (Cost $1,093,253)			104,784	0.05

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(4)(5)(6)		186,955	$—	—

Total Warrants (Cost $3,926)			—	—

Total Investments (Total Cost $263,252,639)			202,477,767	96.36

Other Assets Less Liabilities			7,650,115	3.64

Net Assets			$210,127,882	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(4)	Restricted security that has been deemed illiquid. At January 31, 2016, the value of these restricted illiquid securities amounted to $1,831,500 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Far East Energy Bermuda Ltd. 9.250%, 01/15/2016	01/14/2013-07/24/2015	$279,057
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	3,926
New World Resources N.V.	10/07/2014	—
Petroleos Mexicanos 6.875%, 08/04/2026	01/28/2016	1,796,670
Sino-Forest Corp. 5.000%, 08/01/2013	01/31/2013	—
Sino-Forest Corp. 10.250%, 07/28/2014	01/31/2013	—
Sino-Forest Corp. 4.250%, 12/15/2016	01/31/2013	—
Sino-Forest Corp. 6.250%, 10/21/2017	01/31/2013	—

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Maturity has been extended under the terms of a plan of reorganization.

Percentages shown are based on net assets.

At January 31, 2016, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/05/2016	Morgan Stanley	Euro	61,202	United States Dollar	66,259	$48
02/19/2016	Morgan Stanley	British Pound	106,339	United States Dollar	151,142	384
02/19/2016	Citibank	Euro	202,220	United States Dollar	219,453	(293)
02/19/2016	HSBC Bank	United States Dollar	2,144,263	British Pound	1,499,557	7,497
02/19/2016	BNP Paribas	United States Dollar	3,025,300	Euro	2,780,468	11,915
02/19/2016	Deutsche Bank	United States Dollar	3,031,884	Euro	2,780,468	18,500
02/19/2016	Merrill Lynch	United States Dollar	146,455	Euro	134,639	538

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/19/2016	Morgan Stanley	United States Dollar	66,280	Euro	61,202	$(48)
04/29/2016	Citibank	United States Dollar	1,301,055	Colombian Peso	4,445,703,772	(38,405)
04/29/2016	Santander	United States Dollar	11,431	Mexican Peso	212,871	(233)

Total						$(97)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$183,589,878	$4,350	$183,594,228
Corporate Convertible Bonds	—	1,213,238	—	1,213,238
Government Agencies	—	2,736,065	—	2,736,065
Financial Certificates	—	1,878,386	—	1,878,386

Total Debt Securities	—	189,417,567	4,350	189,421,917
Bank Loans
China	—	—	24,913	24,913
Czech Republic	—	—	487,484	487,484
Nigeria	—	718,208	—	718,208
Sierra Leone	—	—	1,108,125	1,108,125
Ukraine	—	—	24,000	24,000
United Arab Emirates	—	—	10,588,336	10,588,336

Total Debt Securities	—	718,208	12,232,858	12,951,066
Common Stock
China	—	14,090	—	14,090
Czeck Republic	—	90,694	—	90,694

Total Common Stock	—	104,784	—	104,784

Total Investments	$—	$190,240,559	$12,237,208	$202,477,767

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$38,882	$—	$38,882
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(38,979)	—	(38,979)

Total Other Financial Instruments	$—	$(97)	$—	$(97)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stock
Czech Republic	$90,694	Fair value factor was applicable in the current period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/15	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/16	Change in Unrealized Appreciation (Depreciation) from Investments still held at 01/31/2016
Investments, at value
Corporate Bonds
China	$150,074	$(2,927)	$—	$—	$—	$(147,147)	$4,350	$—	$4,350	$(151,077)
Russia	210,330	3,016	—	(49,937)	(126,113)	305,571	—	(342,867)	—	—
Bank Loans
China	78,586	—	—	—	—	(53,673)	—	—	24,913	(53,673)
Czech Republic	494,841	—	—	—	—	(7,357)	—	—	487,484	(7,357)
Sierra Leone	1,101,263	3,229	—	—	—	3,633	—	—	1,108,125	3,633
Ukraine	120,000	—	—	(96,000)	—	—	—	—	24,000	—
United Arab Emirates	997,930	34,697	216,600	—	—	17,977	9,321,132	—	10,588,336	(339,204)

Total	$3,153,024	$38,015	$216,600	$(145,937)	$(126,113)	$119,004	$9,325,482	$—	$12,237,208	$(547,678)

The table on “Qualitative information about Fair Value measurements” for information on the valuation tech-niques and inputs used to value Level 3 securities at January 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2016	Valuation Technique	Unobservable Input
Corporate Bonds	$4,350	Third party vendor	Broker quote
Bank Loans	24,913	Indicative bid	Bid source
Bank Loans	511,484	Market comparable	Debt structure of issuer
Bank Loans	11,696,461	Third party vendor	Broker quote

Total	$12,237,208

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$265,573,771

Gross tax appreciation of investments	1,032,754
Gross tax depreciation of investments	(64,128,758)

Net tax depreciation of investments	$(63,096,004)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Debt Securities

Angola (Cost $241,697)
Angola (Rep of) Via Northern Lights III B.V. 7.000%, 08/16/2019		234,375	$220,313	0.83
			220,313	0.83
Bangladesh (Cost $202,174)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		200,000	201,000	0.75
			201,000	0.75
Belarus (Cost $286,616)
Belarus (Rep of) 8.950%, 01/26/2018		300,000	307,449	1.15
			307,449	1.15
Brazil (Cost $3,262,872)
Marfrig Holdings Europe B.V. 8.375%, 05/09/2018		475,000	456,000	1.71
Marfrig Holdings Europe B.V. 6.875%, 06/24/2019		300,000	269,625	1.01
Petrobras Global Finance B.V. 3.500%, 02/06/2017		400,000	380,000	1.42
Petrobras Global Finance B.V. 5.875%, 03/01/2018		300,000	261,606	0.98
Petrobras Global Finance B.V. 3.000%, 01/15/2019		500,000	380,000	1.43
Petrobras Global Finance B.V. 5.750%, 01/20/2020		200,000	157,190	0.59
Portugal Telecom International Finance B.V. 6.250%, 07/26/2016	EUR	125,000	126,947	0.48
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 07/30/2018		714,779	457,458	1.72
Vale Overseas Ltd. 5.625%, 09/15/2019		410,000	361,210	1.35
Vale Overseas Ltd. 4.625%, 09/15/2020		220,000	175,725	0.66
			3,025,761	11.35
China (Cost $3,798,230)
China Hongqiao Group Ltd. 7.625%, 06/26/2017		275,000	267,378	1.00
China Hongqiao Group Ltd. 6.875%, 05/03/2018		200,000	183,106	0.69
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		475,000	500,534	1.88
China Shanshui Cement Group Ltd. 7.500%, 03/10/2020		250,000	168,973	0.63
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		350,000	373,832	1.40
Favor Sea Ltd. 11.750%, 02/04/2019		400,000	332,000	1.24
ICBC Standard Bank PLC 8.125%, 12/02/2019		200,000	207,312	0.78
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018(2)		475,000	330,125	1.24
KWG Property Holding Ltd. 13.250%, 03/22/2017		325,000	350,691	1.31
MIE Holdings Corp. 7.500%, 04/25/2019		200,000	63,038	0.24
Sunac China Holdings Ltd. 9.375%, 04/05/2018		475,000	498,132	1.87
Times Property Holdings Ltd. 12.625%, 03/21/2019		200,000	220,980	0.83
			3,496,101	13.11
Colombia (Cost $409,908)
Grupo Aval Ltd. 5.250%, 02/01/2017		300,000	305,640	1.15
Pacific Exploration and Production Corp. 5.375%, 01/26/2019		200,000	24,016	0.09
			329,656	1.24
Dominican Republic (Cost $729,611)
Aeropuertos Dominicanos Siglo XXI S.A., FRN 9.750%, 11/13/2019		700,000	734,125	2.75
			734,125	2.75
Ecuador (Cost $2,553,508)
Ecuador (Rep of) 10.500%, 03/24/2020		525,000	388,500	1.46

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Ecuador - (continued)
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 6.224%, 09/24/2019		2,368,421	$1,829,605	6.86
			2,218,105	8.32
Hong Kong (Cost $236,914)
Noble Group Ltd. 6.750%, 01/29/2020		300,000	155,625	0.58
			155,625	0.58
India (Cost $379,277)
Vedanta Resources PLC 6.750%, 06/07/2016		375,000	363,745	1.36
			363,745	1.36
Jamaica (Cost $665,037)
Digicel Group Ltd. 8.250%, 09/30/2020		750,000	606,656	2.28
			606,656	2.28
Kazakhstan (Cost $2,390,750)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 05/03/2017		275,000	277,772	1.04
Kazkommertsbank JSC 7.500%, 11/29/2016		770,000	731,654	2.75
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	100,000	98,862	0.37
Kazkommertsbank JSC 8.500%, 05/11/2018		375,000	330,975	1.24
Zhaikmunai LLP 6.375%, 02/14/2019		200,000	146,500	0.55
Zhaikmunai LLP 7.125%, 11/13/2019		845,000	618,760	2.32
			2,204,523	8.27
Lithuania (Cost $272,617)
Bite Finance International B.V., FRN 7.419%, 02/15/2018	EUR	250,000	269,606	1.01
			269,606	1.01
Mexico (Cost $717,586)
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		200,000	188,750	0.71
Petroleos Mexicanos 5.500%, 02/04/2019(3)(4)		532,000	539,315	2.02
			728,065	2.73
Mongolia (Cost $275,920)
Mongolian Mining Corp. 8.875%, 03/29/2017		350,000	66,500	0.25
			66,500	0.25
Nigeria (Cost $764,411)
Access Finance B.V. 7.250%, 07/25/2017		575,000	545,127	2.05
GTB Finance B.V. 6.000%, 11/08/2018		200,000	176,036	0.66
			721,163	2.71
Russian Federation (Cost $5,209,539)
Alfa Bank AO Via Alfa Bond Issuance PLC 7.875%, 09/25/2017		375,000	391,002	1.47
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		375,000	370,312	1.39
Credit Bank of Moscow Via CBOM Finance PLC 8.700%, 11/13/2018		570,000	510,150	1.91
Lukoil International Finance B.V. 6.125%, 11/09/2020		200,000	204,500	0.77
Metalloinvest Finance Ltd. 6.500%, 07/21/2016		475,000	478,126	1.79
SCF Capital Ltd. 5.375%, 10/27/2017		200,000	197,956	0.74
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		665,000	668,644	2.51
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		475,000	463,125	1.74
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		200,000	184,500	0.69
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		325,000	351,471	1.32
VimpelCom Holdings B.V. 6.255%, 03/01/2017		475,000	484,500	1.82

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Russian Federation - (continued)
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		540,000	$540,238	2.02
Vnesheconombank Via VEB Finance PLC 4.224%, 11/21/2018		400,000	384,552	1.44
			5,229,076	19.61
South Africa (Cost $210,153)
Sappi Papier Holding GmbH 7.750%, 07/15/2017		200,000	207,000	0.78
			207,000	0.78
Ukraine (Cost $89,363)
Metinvest B.V. 10.500%, 11/28/2017(2)		150,000	63,030	0.24
			63,030	0.24
United Arab Emirates (Cost $495,540)
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	200,000	286,066	1.07
Topaz Marine S.A. 8.625%, 11/01/2018		200,000	164,800	0.62
			450,866	1.69
Venezuela (Cost $3,842,832)
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		1,425,000	790,875	2.97
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		2,576,667	1,062,617	3.98
Venezuela (Rep of) 5.750%, 02/26/2016		799,000	747,065	2.80
			2,600,557	9.75
Vietnam (Cost $266,850)
Vingroup JSC 11.625%, 05/07/2018		250,000	262,559	0.98
			262,559	0.98
Total Debt Securities (Cost $27,301,405)			24,461,481	91.74

Bank Loans

United Arab Emirates (Cost $1,633,396)
DP World Ltd. 3.750%, 09/30/2022		1,889,487	1,436,010	5.39

Total Bank Loans (Cost $1,633,396)			1,436,010	5.39

Total Investments (Total Cost $28,934,801)			25,897,491	97.13

Other Assets Less Liabilities			764,873	2.87

Net Assets			$26,662,364	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(4)	Restricted security that has been deemed illiquid. At January 31, 2016, the value of this restricted illiquid security amounted to $539,315 or 2.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Petroleos Mexicanos 5.500%, 2/4/19	01/28/2016	$532,000

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/05/2016	Morgan Stanley	Euro	37,663	United States Dollar	40,775	$30
02/19/2016	Deutsche Bank	United States Dollar	195,245	Euro	179,054	1,191
02/19/2016	Merrill Lynch	United States Dollar	85,832	Euro	78,926	294
02/19/2016	Morgan Stanley	United States Dollar	194,857	Euro	179,054	803
02/19/2016	Morgan Stanley	United States Dollar	40,788	Euro	37,663	(29)
02/19/2016	HSBC Bank	United States Dollar	305,049	British Pound	213,332	1,067

Total						$3,356

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$22,413,602	$—	$22,413,602
Government Agencies	—	384,552	—	384,552
Government Bonds	—	1,663,327	—	1,663,327

Total Debt Securities	—	24,461,481	—	24,461,481
Bank Loans	—	—	1,436,010	1,436,010

Total Investments	$—	$24,461,481	$1,436,010	$25,897,491

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,385	$—	$3,385

Liabilities:
Forward Foreign Currency Exchange Contracts	—	(29)	—	(29)

Total Other Financial Instruments	$—	$3,356	$—	$3,356

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, the Fund had a transfer as disclosed below.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2016:

Category and Subcategory	Beginning Balance at 10/31/2015	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 1/31/2016
Investments, at value
Bank Loans	$—	$—	$—	$—	$—	$1,436,010	$—	$1,436,010	$(49,243)

Total	$—	$—	$—	$—	$—	$1,436,010	$—	$1,436,010	$(49,243)

The table on “Qualitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2016	Valuation Technique	Unobservable Input
Bank Loans	$1,436,010	Third party vendor	Broker quote

Total	$1,436,010

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$28,937,175

Gross tax appreciation of investments	141,247
Gross tax depreciation of investments	(3,180,931)

Net tax depreciation of investments	$(3,039,684)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Investment Companies

Ashmore Emerging Markets Equity Fund(2)		230,697	$1,422,777	31.48
Ashmore Emerging Markets Frontier Equity Fund(2)		187,098	1,508,829	33.38
Ashmore Emerging Markets Small-Cap Equity Fund(2)		160,880	1,493,683	33.04
Total Investment Companies (Cost $4,930,482)			4,425,289	97.90

Total Investments (Total Cost $4,930,482)			4,425,289	97.90

Other Assets Less Liabilities			95,005	2.10

Net Assets			$4,520,294	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Investment in affiliated fund.

Percentages shown are based on net assets.

At January 31, 2016, the Fund’s percentages of ownership of other funds were as follows:

Ashmore Mutual Fund	Percentage
Emerging Markets Frontier Equity Fund	3.2%
Emerging Markets Small Cap Fund	3.5%
Emerging Markets Equity Fund	17.3%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Opportunities Fund’s investments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Investment Companies	$4,430,364	$—	$—	$4,430,364

Total Investments	$4,430,364	$—	$—	$4,430,364

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. From the Fund’s commencement of operation on November 23, 2015 through January 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 classifications.

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$4,930,482

Gross tax appreciation of investments	—
Gross tax depreciation of investments	(505,193)

Net tax depreciation of investments	$(505,193)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $111,198)
Grupo Financiero Galicia S.A. ADR		4,468	$121,932	1.48
			121,932	1.48
Brazil (Cost $485,075)
Banco do Brasil S.A.	BRL	31,300	108,382	1.32
Cosan Ltd., Class A		41,000	132,840	1.61
			241,222	2.93
Chile (Cost $116,202)
Corpbanca S.A.	CLP	10,444,727	79,133	0.96
			79,133	0.96
China (Cost $2,568,613)
Alibaba Group Holding Ltd. ADR		2,219	148,740	1.81
Baidu, Inc. ADR		462	75,431	0.92
China Minsheng Banking Corp. Ltd., Class H	HKD	308,200	275,041	3.34
China Pacific Insurance Group Co. Ltd., Class H	HKD	44,800	156,576	1.90
China Taiping Insurance Holdings Co. Ltd.	HKD	30,200	62,449	0.76
China Vanke Co. Ltd., Class H	HKD	28,400	64,004	0.78
CITIC Securities Co. Ltd., Class H	HKD	57,500	109,725	1.33
Far East Horizon Ltd.	HKD	108,000	82,704	1.01
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	HKD	22,000	48,925	0.60
Haitong Securities Co. Ltd., Class H	HKD	25,600	39,099	0.48
Huadian Fuxin Energy Corp. Ltd., Class H	HKD	294,000	57,672	0.70
Ju Teng International Holdings Ltd.	HKD	438,500	172,706	2.10
Longfor Properties Co. Ltd.	HKD	71,000	89,745	1.09
Luye Pharma Group Ltd.	HKD	88,500	73,263	0.89
NetEase, Inc. ADR		761	118,822	1.44
Ping An Insurance Group Co. of China Ltd., Class H	HKD	55,000	251,061	3.05
Shimao Property Holdings Ltd.	HKD	75,000	105,781	1.29
Sunac China Holdings Ltd.	HKD	148,000	92,358	1.12
Technovator International Ltd.	HKD	50,000	22,512	0.27
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	HKD	44,600	58,449	0.71
			2,105,063	25.59
Czech Republic (Cost $92,418)
Erste Group Bank A.G.	EUR	3,122	91,143	1.11
			91,143	1.11
India (Cost $189,294)
ICICI Bank Ltd. ADR		8,780	58,387	0.71
Reliance Industries Ltd. GDR(2)(3)		3,983	121,259	1.47
			179,646	2.18
Indonesia (Cost $204,303)
Lippo Karawaci Tbk PT	IDR	1,123,100	86,444	1.05
Matahari Department Store Tbk PT	IDR	102,000	119,822	1.46
			206,266	2.51
Mexico (Cost $915,855)
Cemex S.A.B. de C.V. ADR (Participation Certificate)		55,151	249,834	3.04
Grupo Aeromexico S.A.B. de C.V.	MXN	27,600	60,213	0.73
Grupo Mexico S.A.B. de C.V., Series B	MXN	63,926	123,956	1.51
Ternium S.A. ADR		9,593	113,965	1.38
			547,968	6.66

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Peru (Cost $304,958)
Credicorp Ltd.		2,900	$293,944	3.57
			293,944	3.57
Russian Federation (Cost $361,797)
Aeroflot - Russian Airlines PJSC		157,240	105,189	1.28
Gazprom PAO ADR		22,662	81,975	1.00
Sberbank of Russia PJSC ADR		18,349	101,496	1.23
			288,660	3.51
South Africa (Cost $205,218)
Sasol Ltd. ADR		6,349	165,074	2.01
			165,074	2.01
South Korea (Cost $1,201,797)
Hyundai Mipo Dockyard Co. Ltd.	KRW	2,236	137,230	1.67
Hyundai Motor Co.	KRW	871	97,630	1.19
Kia Motors Corp.	KRW	2,111	80,649	0.98
Korea Electric Power Corp.	KRW	1,092	48,097	0.58
Lotte Chemical Corp.	KRW	720	166,597	2.03
NAVER Corp.	KRW	111	58,595	0.71
POSCO	KRW	350	52,138	0.63
Silicon Works Co. Ltd.	KRW	4,247	99,757	1.21
SK Hynix, Inc.	KRW	10,297	238,135	2.90
			978,828	11.90
Taiwan (Cost $1,505,832)
AU Optronics Corp.	TWD	313,000	81,469	0.99
AU Optronics Corp. ADR		25,573	64,956	0.79
Casetek Holdings Ltd.	TWD	63,000	328,585	3.99
Catcher Technology Co. Ltd.	TWD	24,000	179,333	2.18
Chipbond Technology Corp.	TWD	75,000	107,337	1.31
Egis Technology, Inc.	TWD	19,434	86,534	1.05
Inventec Corp.	TWD	140,000	105,024	1.28
Largan Precision Co. Ltd.	TWD	3,000	218,399	2.66
Phison Electronics Corp.	TWD	26,000	189,503	2.30
Primax Electronics Ltd.	TWD	63,000	72,624	0.88
			1,433,764	17.43
Thailand (Cost $85,456)
Kasikornbank PCL NVDR	THB	17,800	85,065	1.04
			85,065	1.04
Turkey (Cost $524,633)
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	TRY	94,578	82,785	1.01
Turkiye Halk Bankasi A.S.	TRY	68,444	236,417	2.87
Yapi ve Kredi Bankasi A.S.	TRY	64,630	81,296	0.99
			400,498	4.87
United Arab Emirates (Cost $25,038)
Emaar Properties PJSC	AED	17,913	24,199	0.30
			24,199	0.30
Total Common Stock (Cost $8,897,687)			7,242,405	88.05

Preferred Stock

Brazil (Cost $491,301)
Braskem S.A. ADR		13,487	161,709	1.97
Itau Unibanco Holding S.A. ADR		30,762	193,493	2.35
			355,202	4.32

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Colombia (Cost $137,172)
Avianca Holdings S.A. ADR		11,858	$46,958	0.57
			46,958	0.57
Total Preferred Stock (Cost $628,473)			402,160	4.89
Equity-Linked Securities
India (Cost $597,461)
Adani Ports and Special Economic Zone Ltd., Issued by JP Morgan Structured Products B.V.		35,028	110,625	1.34
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		16,497	100,309	1.22
Bharat Petroleum Corp. Ltd., Issued by JP Morgan Structured Products B.V.		6,980	92,131	1.12
Maruti Suzuki India Ltd., Issued by Merrill Lynch International & Co.		1,580	95,629	1.16
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products B.V.		2,311	28,830	0.35
Tata Chemicals Ltd., Issued by JP Morgan Structured Products B.V.		6,371	33,385	0.41
Tech Mahindra Ltd., Issued by JP Morgan Structured Products B.V.		13,616	101,221	1.23
			562,130	6.83
Total Equity-Linked Securities (Cost $597,461)			562,130	6.83
Total Investments (Total Cost $10,123,621)			8,206,695	99.77
Other Assets Less Liabilities			18,546	0.23
Net Assets			$8,225,241	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Restricted security that has been deemed illiquid. At January 31, 2016, the value of this restricted illiquid security amounted to $121,259 or 1.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Reliance Industries Ltd. GDR	08/03/2015	$116,141

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	4.8%
Energy	7.2
Financials	37.7
Health Care	1.5
Industrials	6.3
Information Technology	30.0
Materials	11.0
Utilities	1.3

Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, maturities, ratings, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of January 31, 2016.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$121,932	$—	$—	$121,932
Brazil	241,222	—	—	241,222
Chile	79,133	—	—	79,133
China	342,993	1,762,070	—	2,105,063
Czech Republic	—	91,143	—	91,143
India	58,387	121,259	—	179,646
Indonesia	—	206,266	—	206,266
Mexico	547,968	—	—	547,968
Peru	293,944	—	—	293,944
Russian Federation	105,189	183,471	—	288,660
South Africa	165,074	—	—	165,074
South Korea	—	978,828	—	978,828
Taiwan	64,955	1,368,809	—	1,433,764
Thailand	—	85,065	—	85,065
Turkey	—	400,498	—	400,498
United Arab Emirates	—	24,199	—	24,199

Total Common Stock	2,020,797	5,221,608	—	7,242,405
Preferred Stock
Brazil	355,202	—	—	355,202
Colombia	46,958	—	—	46,958

Total Preferred Stock	402,160	—	—	402,160
Equity - Linked Securities
India	—	562,130	—	562,130

Total Investments	$2,422,957	$5,783,738	$—	$8,206,695

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
China	$1,527,256	Fair Value factor was applicable in the current period.
Czech Republic	91,143	Fair Value factor was applicable in the current period.
India	121,260	Fair Value factor was applicable in the current period.
Indonesia	119,821	Fair Value factor was applicable in the current period.
Russian Federation	101,496	Fair Value factor was applicable in the current period.
South Korea	741,842	Fair Value factor was applicable in the current period.
Taiwan	982,406	Fair Value factor was applicable in the current period.
Thailand	85,065	Fair Value factor was applicable in the current period.
Turkey	317,713	Fair Value factor was applicable in the current period.

Total	$4,088,002

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$10,182,668

Gross tax appreciation of investments	149,092
Gross tax depreciation of investments	(2,125,065)

Net tax depreciation of investments	$(1,975,973)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock
Argentina (Cost $779,563)
IRSA Inversiones y Representaciones S.A. ADR		46,617	$521,178	1.21
			521,178	1.21
Brazil (Cost $2,274,560)
Adecoagro S.A.		89,500	1,066,840	2.48
Banco ABC Brasil S.A.	BRL	7,158	14,406	0.03
CVC Brasil Operadora e Agencia de Viagens S.A.	BRL	5,900	18,438	0.04
Tereos Internacional S.A.	BRL	4,554	60,637	0.14
Tupy S.A.	BRL	119,800	531,939	1.24
Wilson Sons Ltd. BDR	BRL	16,640	118,691	0.28
			1,810,951	4.21
Chile (Cost $825,402)
Cia Sud Americana de Vapores S.A.	CLP	9,358,634	177,098	0.41
Vina Concha y Toro S.A.	CLP	164,466	260,669	0.61
			437,767	1.02
China (Cost $11,545,168)
Boer Power Holdings Ltd.	HKD	559,000	971,826	2.26
China Lesso Group Holdings Ltd.	HKD	271,000	148,114	0.34
China Machinery Engineering Corp., Class H	HKD	1,037,000	718,265	1.67
Far East Horizon Ltd.	HKD	756,000	578,931	1.35
Huadian Fuxin Energy Corp. Ltd., Class H	HKD	3,098,000	607,714	1.41
iKang Healthcare Group, Inc. ADR		53,739	1,117,771	2.60
Ju Teng International Holdings Ltd.	HKD	2,943,000	1,159,116	2.69
Luye Pharma Group Ltd.	HKD	432,500	358,035	0.83
Noah Holdings Ltd. ADR		56,400	1,444,404	3.36
Shenzhen Investment Ltd.	HKD	2,632,000	1,018,121	2.37
Sinovac Biotech Ltd.		29	146	—
Sunac China Holdings Ltd.	HKD	1,737,000	1,083,959	2.52
Tarena International, Inc. ADR		53,651	465,691	1.08
Technovator International Ltd.	HKD	306,000	137,773	0.32
Xinchen China Power Holdings Ltd.	HKD	981,000	149,057	0.35
YY, Inc. ADR		4,640	269,630	0.63
			10,228,553	23.78
Indonesia (Cost $1,936,325)
Bank Tabungan Negara Persero Tbk PT	IDR	9,292,000	928,597	2.16
Berlian Laju Tanker Tbk PT	IDR	4,428,000	15,751	0.03
Ciputra Surya Tbk PT	IDR	1,577,461	246,662	0.57
Lippo Karawaci Tbk PT	IDR	5,739,100	441,735	1.03
Mitra Adiperkasa Tbk PT	IDR	969,100	265,221	0.62
			1,897,966	4.41
Mexico (Cost $4,324,034)
Credito Real S.A.B. de C.V. SOFOM E.R.	MXN	375,372	789,331	1.84
Cydsa S.A.B. de C.V.	MXN	151,623	189,009	0.44
Grupo Aeromexico S.A.B. de C.V.	MXN	295,500	644,674	1.50
Grupo Famsa S.A.B. de C.V., Series A	MXN	358,526	256,771	0.60
Grupo Industrial Saltillo S.A.B. de C.V.	MXN	238,300	387,712	0.90
Grupo Lamosa S.A.B. de C.V.	MXN	99,485	200,201	0.47
PLA Administradora Industrial S. de R.L. de C.V.	MXN	281,200	449,294	1.04
Vitro S.A.B. de C.V., Series A	MXN	300,758	878,840	2.04
			3,795,832	8.83
Pakistan (Cost $405,660)
D.G. Khan Cement Co. Ltd.	PKR	310,000	469,268	1.09
			469,268	1.09

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Philippines (Cost $284,243)
Century Properties Group, Inc.	PHP	10,027,001	$105,615	0.25
			105,615	0.25
Poland (Cost $536,022)
Kernel Holding S.A.	PLN	43,120	474,555	1.10
			474,555	1.10
Russian Federation (Cost $1,917,966)
Aeroflot - Russian Airlines PJSC	RUB	720,060	482,105	1.12
Aeroflot - Russian Airlines PJSC		449,700	300,838	0.70
LSR Group PJSC GDR (Registered)		328,278	527,766	1.23
			1,310,709	3.05
South Korea (Cost $4,650,714)
Com2uSCorp	KRW	11,906	1,362,979	3.17
Dongsung Finetec Co. Ltd.	KRW	23,852	80,682	0.19
Hyundai Mipo Dockyard Co. Ltd.	KRW	4,995	306,558	0.71
Interpark Corp.	KRW	26,316	463,229	1.08
Interpark Holdings Corp.	KRW	44,236	401,279	0.93
Korean Reinsurance Co.	KRW	19,983	221,710	0.52
Modetour Network, Inc.	KRW	47,911	1,286,630	2.99
Samchuly Bicycle Co. Ltd.	KRW	24,578	408,152	0.95
			4,531,219	10.54
Taiwan (Cost $10,175,961)
Altek Corp.	TWD	955,900	742,392	1.73
Bizlink Holding, Inc.	TWD	51,136	248,513	0.58
Capital Securities Corp.	TWD	1,704,000	447,658	1.04
Casetek Holdings Ltd.	TWD	300,000	1,564,692	3.64
Chenbro Micom Co. Ltd.	TWD	43,000	50,832	0.12
Egis Technology, Inc.	TWD	206,244	918,344	2.13
FLEXium Interconnect, Inc.	TWD	207,000	503,008	1.17
Fulgent Sun International Holding Co. Ltd.	TWD	572,000	907,583	2.11
Inventec Corp.	TWD	1,148,000	861,200	2.00
MPI Corp.	TWD	300,000	529,715	1.23
On-Bright Electronics, Inc.	TWD	124,000	898,304	2.09
Primax Electronics Ltd.	TWD	721,000	831,142	1.93
Sercomm Corp.	TWD	308,000	756,260	1.76
			9,259,643	21.53
Thailand (Cost $1,274,940)
Amata Corp. PCL (Registered)	THB	1,602,700	551,689	1.28
Amata VN PCL (Registered)	THB	64,108	17,851	0.04
Supalai PCL (Registered)	THB	1,264,700	644,163	1.50
			1,213,703	2.82
Turkey (Cost $3,367,557)
Dogus Otomotiv Servis ve Ticaret A.S.	TRY	128,788	474,333	1.10
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	TRY	517,125	452,647	1.05
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	TRY	1,435,009	531,683	1.24
Tekfen Holding A.S.	TRY	341,438	445,616	1.04
Turkiye Sinai Kalkinma Bankasi A.S.	TRY	1,512,093	754,352	1.75
			2,658,631	6.18
Total Common Stock (Cost $44,298,115)			38,715,590	90.02

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Preferred Stock

Brazil (Cost $451,106)
Banco ABC Brasil S.A.	BRL	125,587	$252,756	0.59
			252,756	0.59
Colombia (Cost $1,625,109)
Avianca Holdings S.A. ADR		128,802	510,056	1.18
			510,056	1.18
Total Preferred Stock (Cost $2,076,215)			762,812	1.77

Equity-Linked Securities

India (Cost $3,533,801)
Arvind Ltd., Issued by JP Morgan Structured Products		140,887	682,976	1.59
Balrampur Chini Mills Ltd., Issued by Merrill Lynch International & Co.		453,904	599,640	1.39
Crompton Greaves Ltd., Issued by JP Morgan Structured Products		139,247	353,147	0.82
Gujarat Pipavav Port Ltd., Issued by Merrill Lynch International & Co.		70,065	167,674	0.39
MT Educare Ltd., Issued by Merrill Lynch International & Co.		70,324	172,081	0.40
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products		48,951	610,677	1.42
Tata Chemicals Ltd., Issued by JP Morgan Structured Products		81,199	425,489	0.99
Union Bank of India, Issued by JP Morgan Structured Products		200,001	389,536	0.91
			3,401,220	7.91
Total Equity-Linked Securities (Cost $3,533,801)			3,401,220	7.91
Total Investments (Total Cost $49,908,131)			42,879,622	99.70
Other Assets Less Liabilities			129,573	0.30
Net Assets			$43,009,195	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

At January 31, 2016, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	16.8%
Consumer Staples	5.7
Financials	29.1
Health Care	3.4
Industrials	14.4
Information Technology	22.9
Materials	6.0
Utilities	1.4

Total Investments	99.7
Other Assets Less Liabilities	0.3
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$521,178	$—	$—	$521,178
Brazil	1,796,545	14,406	—	1,810,951
Chile	437,767	—	—	437,767
China	3,297,642	6,930,911	—	10,228,553
Indonesia	—	1,882,215	15,751	1,897,966
Mexico	3,795,832	—	—	3,795,832
Pakistan	—	469,268	—	469,268
Philippines	—	105,615	—	105,615
Poland	—	474,555	—	474,555
Russian Federation	596,709	714,000	—	1,310,709
South Korea	—	4,531,219	—	4,531,219
Taiwan	—	9,259,643	—	9,259,643
Thailand	—	1,213,703	—	1,213,703
Turkey	—	2,658,631	—	2,658,631

Total Common Stock	10,445,673	28,254,166	15,751	38,715,590
Preferred Stock
Brazil	252,756	—	—	252,756
Colombia	510,056	—	—	510,056

Total Preferred Stock	762,812	—	—	762,812
Equity-Linked Securities
India	—	3,401,220	—	3,401,220

Total Investments	$11,208,485	$31,655,386	$15,751	$42,879,622

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
China	$6,572,876	Fair Value factor was applicable in the current period.
Indonesia	1,440,480	Fair Value factor was applicable in the current period.
Pakistan	469,268	Fair Value factor was applicable in the current period.
Philippines	105,615	Fair Value factor was applicable in the current period.
Poland	474,555	Fair Value factor was applicable in the current period.
Russian Federation	714,001	Fair Value factor was applicable in the current period.
South Korea	4,224,661	Fair Value factor was applicable in the current period.
Taiwan	7,787,459	Fair Value factor was applicable in the current period.
Turkey	1,731,651	Fair Value factor was applicable in the current period.

Total	$23,520,566

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stocks
Mexico	$189,009	Fair Value factor was not applicable in the current period.

Total	$189,009

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Category and Subcategory	Beginning Balance at 10/31/2015	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2016	Change in Unrealized Appreciation (Depreciation) from Investments still held at 1/31/2016
Investments, at value
Common Stock	$15,852	$—	$—	$—	$(101)	$	$—	$15,751	$(101)

Total	$15,852	$—	$—	$—	$(101)	$	$—	$15,751	$(101)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2016.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 1/31/2016	Valuation Technique	Unobservable Input	Actual
Common Stock	$15,751	Discount from last traded price	Discount Percentage	75%

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$50,197,255

Gross tax appreciation of investments	2,040,199
Gross tax depreciation of investments	(9,357,832)

Net tax depreciation of investments	$(7,317,633)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $5,116,642)
Banco Macro S.A. ADR		33,525	$2,144,594	4.51
BBVA Banco Frances S.A. ADR		102,027	2,058,905	4.33
Grupo Financiero Galicia S.A. ADR		73,950	2,018,096	4.25
			6,221,595	13.09
Bangladesh (Cost $870,862)
Islami Bank Bangladesh Ltd.	BDT	2,837,774	942,599	1.98
			942,599	1.98
Colombia (Cost $812,746)
Gran Tierra Energy, Inc.		326,900	748,601	1.58
			748,601	1.58
Egypt (Cost $1,695,486)
Commercial International Bank Egypt S.A.E. GDR (Registered)		188,841	758,744	1.60
Eastern Tobacco	EGP	39,519	771,146	1.62
			1,529,890	3.22
Indonesia (Cost $1,407,229)
Modernland Realty Tbk PT	IDR	13,301,500	410,822	0.86
Pakuwon Jati Tbk PT	IDR	29,281,300	963,385	2.03
			1,374,207	2.89
Kazakhstan (Cost $2,680,241)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		364,758	1,531,613	3.22
			1,531,613	3.22
Kenya (Cost $2,873,898)
Kenya Commercial Bank Ltd.	KES	6,076,400	2,279,702	4.80
			2,279,702	4.80
Kuwait (Cost $7,776,682)
Agility Public Warehousing Co. K.S.C.	KWD	212,835	297,528	0.63
Kuwait Food Co. Americana S.A.K.	KWD	125,849	729,726	1.54
Mabanee Co. S.A.K.	KWD	331,927	965,486	2.03
Mobile Telecommunications Co. K.S.C.	KWD	965,414	1,100,871	2.32
National Bank of Kuwait S.A.K.P.	KWD	1,352,391	3,114,100	6.55
			6,207,711	13.07
Nigeria (Cost $93,945)
Zenith Bank PLC	NGN	1,492,684	94,178	0.20
			94,178	0.20
Pakistan (Cost $9,812,187)
Bank Al Habib Ltd.	PKR	3,367,000	1,387,242	2.92
D.G. Khan Cement Co. Ltd.	PKR	1,442,500	2,183,611	4.60
Engro Corp. Ltd.	PKR	739,400	1,875,155	3.95
Fatima Fertilizer Co. Ltd.	PKR	1,490,500	540,837	1.14
Hub Power (The) Co. Ltd.	PKR	1,041,500	1,012,943	2.13
K-Electric Ltd.	PKR	23,453,000	1,556,172	3.27
Maple Leaf Cement Factory Ltd.	PKR	787,500	634,554	1.33
			9,190,514	19.34
Peru (Cost $1,945,914)
Credicorp Ltd.		16,800	1,702,848	3.58
			1,702,848	3.58
Philippines (Cost $1,780,232)
Cosco Capital, Inc.	PHP	6,149,700	953,204	2.00
San Miguel Pure Foods Co., Inc.	PHP	181,800	530,473	1.12
			1,483,677	3.12

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Poland (Cost $1,486,142)
Kernel Holding S.A.	PLN	117,175	$1,289,564	2.72
			1,289,564	2.72
Sri Lanka (Cost $5,066,046)
John Keells Holdings PLC	LKR	1,033,333	1,107,569	2.33
People’s Leasing & Finance PLC	LKR	8,076,842	1,121,261	2.36
Sampath Bank PLC	LKR	1,122,571	1,848,747	3.89
			4,077,577	8.58
United Arab Emirates (Cost $6,193,761)
Emaar Properties PJSC	AED	946,501	1,278,658	2.69
Emirates NBD PJSC	AED	909,876	1,759,197	3.70
Mashreqbank PSC	AED	65,691	1,519,868	3.20
United Arab Bank PJSC	AED	236,061	311,084	0.66
			4,868,807	10.25
Vietnam (Cost $2,356,736)
Petrovietnam Fertilizer & Chemicals JSC	VND	1,629,060	2,105,712	4.43
			2,105,712	4.43
Total Common Stock (Cost $51,968,749)			45,648,795	96.07

Total Investments (Total Cost $51,968,749)			45,648,795	96.07

Other Assets Less Liabilities			1,866,932	3.93

Net Assets			$47,515,727	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

At January 31, 2016, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	1.5%
Consumer Staples	7.5
Energy	1.6
Financials	59.4
Industrials	3.0
Materials	15.4
Telecommunication Services	2.3
Utilities	5.4

Total Investments	96.1
Other Assets Less Liabilities	3.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$4,162,690	$—	$—	$4,162,690
Bangladesh	—	942,599	—	942,599
Colombia	748,601	—	—	748,601
Egypt	1,529,890		—	1,529,890
Indonesia	—	1,374,207	—	1,374,207
Kazakhstan	1,179,137	352,476	—	1,531,613
Kenya	—	2,279,702	—	2,279,702
Kuwait	—	6,207,711	—	6,207,711
Nigeria	—	94,178	—	94,178
Pakistan	—	7,634,342	—	7,634,342
Peru	1,702,848	—	—	1,702,848
Philippines	—	1,483,677	—	1,483,677
Spain	2,058,905	—	—	2,058,905
Sri Lanka	—	4,077,577	—	4,077,577
Ukraine	—	1,289,564	—	1,289,564
United Arab Emirates	311,084	6,113,895	—	6,424,979
Vietnam	—	2,105,712	—	2,105,712

Total Common Stock	11,693,155	33,955,640	—	45,648,795

Total Investments	$11,693,155	$33,955,640	$—	$45,648,795

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2016 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2016, the Fund had transfers as disclosed below:

Transfers from Level 1 to Level 2
Country	Value	Reason
Common Stocks
Bangladesh	$942,599	Fair value was applicable in the current period.
Indonesia	1,374,207	Fair value was applicable in the current period.
Kenya	2,279,702	Fair value was applicable in the current period.
Kuwait	6,207,711	Fair value was applicable in the current period.
Pakistan	9,190,514	Fair value was applicable in the current period.
Philippines	1,483,677	Fair value was applicable in the current period.
Poland	1,289,564	Fair value was applicable in the current period.
Sri Lanka	4,077,577	Fair value was applicable in the current period.
United Arab Emirates	1,759,197	Fair value was applicable in the current period.
Vietnam	2,105,712	Fair value was applicable in the current period.

Total	$30,710,460

At January 31, 2016, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$52,130,537

Gross tax appreciation of investments	1,593,074
Gross tax depreciation of investments	(8,074,816)

Net tax depreciation of investments	$(6,481,742)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 30, 2016

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	March 30, 2016